UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 – September 30, 2015

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC “GPIM” or the “Investment Manager”) is pleased to present the annual shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (each a “Fund” and together, the “Funds”). The report covers the annual fiscal period ended September 30, 2015.

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

GPIM is responsible for the management of the Funds’ portfolio of investments. GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then information on the Funds.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested.  Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

ECONOMIC AND MARKET OVERVIEW

At the end of the period, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices, and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the Fed) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

For the 12 months ended September 30, 2015, the Standard & Poor’s 500® Index* (“S&P 500®”) returned -0.61%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -8.66%. The return of the MSCI Emerging Markets Index* was -19.28%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.94% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -3.43%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

Dear Shareholder:

For the annual fiscal period ended September 30, 2015, the returns of the Funds were:

Guggenheim Strategy Fund I	1.06%
Guggenheim Strategy Fund II	1.31%
Guggenheim Strategy Fund III	1.86%
Guggenheim Variable Insurance Strategy Fund III	1.89%

For comparison, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.02% for the fiscal year.

The Funds as of September 30, 2015, were mainly invested in short duration asset-backed securities (ABS), collateralized mortgage obligations, corporate bonds, and cash equivalents. There is considerable overlap of allocations across strategies. However, the level of cash equivalents was largest in Strategy I, while the level of ABS and corporate bonds was largest in Strategy III. Positive returns were driven largely by carry in asset-backed securities, mortgage-backed securities, and corporate bonds. There were no significant detractors from performance for the period.

A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both CLOs and NA RMBS offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.

Performance displayed represents past performance which is no guarantee of future results.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Strategy Fund I

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Short Term Investments	$554,454,094	57.9%
Asset Backed Securities	195,024,738	20.3%
Collateralized Mortgage Obligations	122,177,978	12.8%
Corporate Bonds	89,654,019	9.4%
Other Assets & Liabilities, net	(4,120,795)	-0.4%
Total Net Assets	$957,190,034	100.0%

Average Annual Returns
Periods Ended September 30, 2015
	1 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund I	1.06%	0.84%
Barclays 1-3 Month U.S. Treasury Bill Index	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
SPST, 1.19%	2.2%
CDGJ Commercial Mortgage Trust, 2.06%	2.1%
Lockwood Grove CLO Ltd., 1.67%	1.8%
CSMC Series 2014-9R, 0.34%	1.7%
Fortress Credit Opportunities V CLO Ltd., 2.17%	1.3%
Fortress Credit Opportunities III CLO, LP, 2.17%	1.1%
Tennenbaum Senior Loan Funding III LLC, 2.33%	1.1%
Fifth Third Bank/Cincinnati OH, 1.24%	1.0%
MCF CLO I LLC, 1.94%	1.0%
Great Lakes CLO Ltd., 2.13%	1.0%
Top Ten Total	14.3%
“Ten Largest Holdings” exclude any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Strategy Fund I

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Strategy Fund II

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$150,287,212	42.4%
Short Term Investments	86,682,046	24.5%
Collateralized Mortgage Obligations	78,613,031	22.2%
Corporate Bonds	40,381,079	11.4%
Other Assets and Liabilities	(1,892,557)	-0.5%
Total Net Assets	$354,070,811	100.0%

Average Annual Returns
Periods Ended September 30, 2015
	One Year	Since Inception
		(03/11/14)
Guggenheim Strategy Fund II	1.31%	1.10%
Barclays 1-3 Month U.S. Treasury Bill Index	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net Asset Value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
SPST, 1.19%	2.6%
CDGJ Commercial Mortgage Trust, 2.06%	2.0%
Lockwood Grove CLO Ltd., 1.67%	1.9%
CNH Equipment Trust, 0.38%	1.9%
CSMC Series 2014-9R, 0.34%	1.6%
MMAF Equipment Finance LLC, 0.39%	1.5%
Ares XII CLO Ltd., 2.33%	1.4%
Daimler Finance North America LLC, 1.01%	1.4%
Cerberus Onshore II CLO LLC, 2.32%	1.3%
JP Morgan Chase Commercial Mortgage Securities Trust, 1.19%	1.3%
Top Ten Total	16.9%
“Ten Largest Holdings” exclude any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Strategy Fund II

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$81,720,868	51.8%
Collateralized Mortgage Obligations	38,742,117	24.6%
Corporate Bonds	22,069,951	14.0%
Short Term Investments	12,901,378	8.2%
Senior Floating Rate Interests	1,871,405	1.2%
Other Assets & Liabilities	382,371	0.2%
Total Net Assets	$157,688,090	100.0%

Average Annual Returns
Periods Ended September 30, 2015
	1 Year	Since Inception
		(03/11/14)
Guggenheim Strategy Fund III	1.86%	1.53%
Barclays 1-3 Month U.S. Treasury Bill Index	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
SPST 2015-1 A, 1.19%	3.2%
California Republic Auto Receivables Trust,0.44%	3.2%
Cerberus Onshore II CLO LLC, 2.32%	2.4%
CDGJ Commercial Mortgage Trust, 2.06%	1.9%
Golub Capital Partners CLO 21M Ltd., 2.20%	1.7%
Lockwood Grove CLO Ltd., 1.67%	1.7%
CSMC Series 2014-7R, 0.36%	1.5%
CSMC Series 2014-7R, 0.35%	1.5%
Baker Street CLO II Ltd., 1.01%	1.4%
Resource Capital Corporation 2014, 1.26%	1.4%
Top Ten Total	19.9%
“Ten Largest Holdings” exclude any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Strategy Fund III

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Variable Insurance Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Asset Backed Securities	$69,770,735	54.6%
Collateralized Mortgage Obligations	27,330,913	21.4%
Corporate Bonds	19,158,973	15.0%
Short Term Investments	8,949,899	7.0%
Senior Floating Rate Interests	2,306,989	1.8%
Other Assets & Liabilities	288,071	0.2%
Total Net Assets	$127,805,580	100.0%

Average Annual Returns
Periods Ended September 30, 2015
	One Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	1.89%	1.50%
Barclays 1-3 Month U.S. Treasury Bill Index	0.02%	0.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net Asset Value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
SPST, 1.19%	3.3%
Lockwood Grove CLO Ltd., 1.67%	2.1%
CSMC Series, 0.35%	1.9%
Resource Capital Corporation Ltd., 1.26%	1.8%
CSMC Series 2014-7R, 0.36%	1.8%
Baker Street CLO II Ltd., 1.01%	1.7%
Cerberus Onshore II CLO LLC, 2.32%	1.7%
Fortress Credit Opportunities V CLO Ltd., 2.18%	1.6%
Tennenbaum Senior Loan Funding III LLC, 2.33%	1.6%
FS Senior Funding Ltd., 2.08%	1.4%
Top Ten Total	18.9%
“Ten Largest Holdings” exclude any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2015

Guggenheim Variable Insurance Strategy Fund III

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

ABOUT SHAREHOLDER'S FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A Fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2015 and ending September 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDER'S FUND EXPENSES (Unaudited) (continued)

	Expense Ratio1	Fund Return	Beginning account value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Guggenheim Strategy Fund I	0.05%	0.38%	$1,000.00	$1,003.81	$0.25
Guggenheim Strategy Fund II	0.07%	0.49%	1,000.00	1,004.92	0.35
Guggenheim Strategy Fund III	0.12%	0.71%	1,000.00	1,007.09	0.60
Guggenheim Variable Insurance Strategy Fund III	0.14%	0.66%	1,000.00	1,006.65	0.70

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund I	0.05%	5.00%	$1,000.00	$1,024.82	$0.25
Guggenheim Strategy Fund II	0.07%	5.00%	1,000.00	1,024.72	0.36
Guggenheim Strategy Fund III	0.12%	5.00%	1,000.00	1,024.47	0.61
Guggenheim Variable Insurance Strategy Fund III	0.14%	5.00%	1,000.00	1,024.37	0.71

1	Annualized.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period March 31, 2015 to September 30, 2015.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 57.9%
U.S. GOVERNMENT SECURITIES†† - 14.2%
United States Treasury Bill
0.00% due 10/22/151	$59,985,000	$59,985,600
0.00% due 10/15/151	31,000,000	31,000,620
0.00% due 12/17/151	16,000,000	16,000,512
0.00% due 12/03/151	15,000,000	15,000,330
0.00% due 11/12/151	10,000,000	10,000,150
0.00% due 02/04/161	4,000,000	3,999,736
Total U.S. Government Securities
(Cost $135,980,378)		135,986,948
FEDERAL AGENCY DISCOUNT NOTES†† - 14.1%
Federal Home Loan Bank
0.00% due 10/07/151,2	35,500,000	35,499,674
0.00% due 10/30/151,2	32,000,000	31,996,754
0.00% due 10/02/151,2	22,000,000	21,999,945
0.00% due 11/13/151,2	14,700,000	14,698,483
0.00% due 10/09/151,2	11,000,000	10,999,927
0.00% due 10/23/151,2	10,000,000	9,999,786
0.00% due 11/04/151,2	10,000,000	9,999,197
Total Federal Agency Discount Notes
(Cost $135,193,766)		135,193,766
COMMERCIAL PAPER†† - 28.2%
Hasbro, Inc.
0.35% due 10/02/15	15,000,000	14,999,855
General Mills, Inc.
0.22% due 10/06/153	15,000,000	14,999,542
Diageo Capital plc
0.30% due 10/07/153	15,000,000	14,999,250
Kellogg Co.
0.37% due 10/06/153	15,000,000	14,999,229
John Deere Capital Corp.
0.00% due 10/16/153	15,000,000	14,999,000
Ryder System, Inc.
0.37% due 10/13/15	15,000,000	14,998,150
American Water Capital Corp.
0.37% due 10/13/153	15,000,000	14,998,150
Nissan Motor Acceptance Corp.
0.35% due 10/19/15	11,000,000	10,998,075
0.37% due 10/26/153	4,000,000	3,998,972
Harley-Davidson Funding Corp.
0.30% due 10/27/153	15,000,000	14,996,750
Snap-On, Inc.
0.30% due 10/01/15	14,000,000	14,000,000
Clorox Co.
0.30% due 10/26/153	14,000,000	13,997,083
AbbVie, Inc.
0.30% due 10/01/15	13,000,000	13,000,000
Apple, Inc.
0.15% due 10/14/153	13,000,000	12,999,354
Bacardi USA, Inc.
0.43% due 10/14/153	13,000,000	12,997,981
V.F. Corp.
0.35% due 10/20/153	13,000,000	12,997,599
Aon Corp.
0.47% due 10/23/153	13,000,000	12,996,266
Bemis Co.
0.43% due 10/22/153	12,450,000	12,446,877
AirGas, Inc.
0.44% due 10/05/153	11,000,000	10,999,462

	Face
Amount/ Shares		Value
SHORT TERM INVESTMENTS - 57.9% (continued)
COMMERCIAL PAPER†† - 28.2% (continued)
Mattel, Inc.
0.27% due 10/13/15	$11,000,000	$10,999,010
Campbell Soup Co.
0.35% due 10/14/153	7,500,000	7,499,052
Total Commercial Paper
(Cost $269,919,657)		269,919,657
ASSET BACKED SECURITES†† - 1.3%
CNH Equipment Trust 2015-A
0.25% due 03/24/16	7,928,826	7,928,129
Volvo Financial Equipment LLC
0.35% due 03/15/163	4,799,330	4,799,330
Total Asset Backed Securites
(Cost $12,728,157)		12,727,459
MONEY MARKET INSTRUMENTS† - 0.1%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%6
(Cost $626,264)	626,264	$626,264
Total Short Term Investments
(Cost $554,448,222)		554,454,094

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 20.3%
Collateralized Loan Obligations - 17.6%
Lockwood Grove CLO Ltd.
2014-1A, 1.67% due 01/25/243,4	$17,750,000	$17,655,741
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.17% due 10/15/263,4	12,000,000	11,999,858
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.17% due 04/28/263,4	11,000,000	10,925,881
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/244	10,500,000	10,370,850
MCF CLO I LLC
2013-1A, 1.94% due 04/20/233,4	10,000,000	9,954,329
Great Lakes CLO Ltd.
2014-1A, 2.13% due 04/15/253,4	9,900,000	9,882,578
Telos CLO Ltd.
2014-5A, 1.84% due 04/17/253,4	9,900,000	9,842,916
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.20% due 10/25/263,4	8,750,000	8,749,797
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.74% due 01/16/263,4	8,250,000	8,158,413
Portola CLO Ltd.
2007-1A, 2.47% due 11/15/213,4	6,500,000	6,493,190

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 17.6% (continued)
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/233,4	$5,953,759	$5,951,251
Lime Street CLO Corp.
2007-1A, 1.30% due 06/20/213,4	6,000,000	5,588,579
Monroe Capital CLO Ltd.
2014-1A, 2.10% due 10/22/263,4	5,490,000	5,467,957
NewMark Capital Funding CLO Ltd.
2013-1A, 1.40% due 06/02/253,4	5,500,000	5,400,245
Golub Capital Partners CLO Ltd.
2015-25A, 2.29% due 08/05/273,4	5,000,000	4,944,123
Centurion CDO 9 Ltd.
2005-9A, 0.54% due 07/17/193,4	4,700,357	4,641,694
Venture VII CDO Ltd.
2006-7A, 0.52% due 01/20/223,4	4,131,575	4,052,713
Baker Street CLO II Ltd.
2006-1A, 1.01% due 10/15/193,4	3,750,000	3,635,528
Babson CLO Ltd.
2007-1X, 0.51% due 01/18/214	3,421,809	3,360,281
Flagship CLO VI
2007-1A, 2.73% due 06/10/213,4	3,250,000	3,192,723
AMMC CLO 15 Ltd.
2014-15A, 1.58% due 12/09/263,4	3,000,000	2,988,990
CFIP CLO 2014-1 Ltd.
2014-1A, 1.75% due 04/13/253,4	3,000,000	2,967,296
Madison Park Funding V Ltd.
2007-5A, 1.78% due 02/26/213,4	3,000,000	2,856,823
TICP CLO I Ltd.
2014-1A, 1.80% due 04/26/263,4	2,000,000	1,985,646
BNPP IP CLO Ltd.
2014-1A, 1.75% due 04/24/263,4	2,000,000	1,980,640
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.90% due 07/25/253,4	2,000,000	1,971,309
NYLIM Flatiron CLO Ltd.
2006-1X, 0.55% due 08/08/204	1,758,351	1,744,244
NYLIM Flatiron CLO Ltd.
2006-1A, 1.78% due 08/08/203,4	1,750,000	1,695,700

	Face Amount	Value
ASSET BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 17.6% (continued)
Southfork CLO Ltd.
2005-1A, 1.35% due 02/01/173,4	$58,237	$58,219
Sands Point Funding Ltd.
2006-1A, 0.55% due 07/18/203,4	53,922	53,903
Total Collateralized Loan Obligations		168,571,417
Collateralized Debt Obligations - 2.6%
ACRE Commercial Mortgage Trust
2014-FL2, 2.26% due 08/15/313,4	3,365,000	3,323,802
2014-FL2, 1.21% due 08/15/313,4	1,932,589	1,920,772
2014-FL2, 1.66% due 08/15/313,4	1,800,000	1,800,434
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.65% due 11/21/403,4	6,849,060	6,764,542
PFP Ltd.
2015-2, 2.21% due 07/14/343,4	5,000,000	4,981,485
Resource Capital Corporation Ltd.
2015-CRE4, 1.60% due 08/15/323,4	5,000,000	4,975,000
SRERS Funding Ltd.
2011-RS, 0.44% due 05/09/463,4	1,424,578	1,367,130
Total Collateralized Debt Obligations		25,133,165
Automotive - 0.1%
Susquehanna Auto Receivables Trust
2014-1A, 0.58% due 10/17/163	1,320,541	1,320,156
Total Asset Backed Securities
(Cost $195,686,109)		195,024,738
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8%
Residential Mortgage Backed Securities - 8.8%
CSMC Series
2014-7R, 0.35% due 10/27/363,4	10,147,052	9,600,126
2014-7R, 0.36% due 12/27/373,4	7,750,117	7,467,238
CSMC Series
2014-9R, 0.34% due 06/27/363,4	17,366,062	16,658,411
CSMC Series
2014-5R, 0.43% due 04/27/373,4	9,935,000	9,364,731

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 8.8% (continued)
Banc of America Funding Trust
2012-R4, 0.46% due 03/04/393,4	$8,747,185	$8,576,615
GCAT LLC
2014-2, 3.72% due 10/25/193,5	6,865,497	6,903,711
LSTAR Securities Investment Trust
2015-3, 2.20% due 03/01/203,4	3,819,425	3,748,002
2014-1, 3.29% due 09/01/213,4	3,014,397	3,014,397
GSMSC Resecuritization Trust
2014-3R, 0.37% due 11/26/363,4	7,005,281	6,719,781
CSMC Series
2014-2R, 0.40% due 02/27/463,4	6,935,409	6,422,889
CSMC Series
2014-6R, 0.37% due 09/27/363,4	5,826,202	5,533,802
Total Residential Mortgage Backed Securities		84,009,703
Commercial Mortgage Backed Securities - 4.0%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.06% due 12/15/273,4	20,000,000	19,866,561
Resource Capital Corporation Ltd.
2014-CRE2, 1.26% due 04/15/323,4	6,350,000	6,306,991
GAHR Commercial Mortgage Trust
2015-NRF, 1.51% due 12/15/163,4	6,000,000	5,992,872
CSMC Series
2014-ICE, 1.01% due 04/15/273,4	5,000,000	4,981,070
COMM Mortgage Trust
2014-FL4, 1.16% due 07/13/313,4	1,022,284	1,020,781
Total Commercial Mortgage Backed Securities		38,168,275
Total Collateralized Mortgage Obligations
(Cost $122,840,084)		122,177,978

	Face	Value
	Amount
CORPORATE BONDS†† - 9.4%
Financial - 7.2%
SPST
2015-1 A
1.19% due 03/24/16†††	$21,500,000	$21,504,516
Fifth Third Bank/Cincinnati OH
1.24% due 08/20/184	10,000,000	10,008,520
Capital One North America/McLean VA
1.47% due 08/17/184	9,550,000	9,576,730
Royal Bank of Scotland Group plc
1.27% due 03/31/174	7,950,000	7,947,663
Citigroup, Inc.
1.26% due 07/25/164	4,620,000	4,633,536
Aon Corp.
3.13% due 05/27/16	3,500,000	3,549,560
Macquarie Bank Ltd.
1.12% due 03/24/173,4	2,650,000	2,655,629
JPMorgan Chase & Co.
0.95% due 02/26/164	2,380,000	2,382,206
Nomura Holdings, Inc.
1.79% due 09/13/164	1,900,000	1,910,288
Goldman Sachs Group, Inc.
1.50% due 04/30/184	1,790,000	1,805,317
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,350,000	1,357,294
CCR Incorporated MT100 Payment Rights Master Trust
0.64% due 07/10/174	1,326,101	1,305,016
Total Financial		68,636,275
Communications - 1.0%
AT&T, Inc.
2.95% due 05/15/16	7,000,000	7,083,447
Viacom, Inc.
6.25% due 04/30/16	2,150,000	2,211,574
Total Communications		9,295,021
Consumer, Cyclical - 0.6%
Daimler Finance North America LLC
1.01% due 08/03/173,4	6,000,000	5,972,826
Consumer, Non-cyclical - 0.6%
UnitedHealth Group, Inc.
0.77% due 01/17/174	5,750,000	5,749,897
Total Corporate Bonds
(Cost $89,660,766)		89,654,019
Total Investments - 100.4%
(Cost $962,635,181)		$961,310,829
Other Assets & Liabilities, net - (0.4)%		(4,120,795)
Total Net Assets - 100.0%		$957,190,034

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Zero coupon rate security.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2015

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $506,079,693 (cost $507,288,053), or 52.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Variable rate security. Rate indicated is rate effective at September 30, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Rate indicated is the 7-day yield as of September 30, 2015.

plc	Public Limited Company

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 24.5%
ASSET BACKED SECURITIES†† - 10.8%
AUTOMOTIVE - 9.1%
California Republic Auto Receivables Trust
0.44% due 10/17/16	$11,500,000	$11,497,470
0.39% due 06/15/16	1,212,899	1,212,899
Ally Auto Receivables Trust
0.39% due 08/15/16	6,864,321	6,862,982
USAA Auto Owner Trust
0.38% due 08/15/16	4,543,900	4,546,372
Mercedes-Benz Auto Receivables Trust
0.39% due 08/15/16	3,300,740	3,299,152
CarMax Auto Owner Trust
0.35% due 05/16/16	2,899,880	2,899,880
Porsche Innovative Lease Owner Trust
0.32% due 05/23/161	1,884,375	1,884,375
Total Automotive		32,203,130
EQUIPMENT - 1.7%
Volvo Financial Equipment LLC
0.35% due 03/15/161	3,251,159	3,251,159
CNH Equipment Trust
0.25% due 03/24/16	2,718,455	2,718,216
Total Equipment		5,969,375
Total Asset Backed Securities
(Cost $38,175,729)		38,172,505
U.S. GOVERNMENT SECURITIES†† - 3.4%
United States Treasury Bill
0.00% due 10/15/152	10,000,000	10,000,200
0.00% due 10/22/152	2,000,000	2,000,020
Total U.S. Government Securities
(Cost $11,999,793)		12,000,220
COMMERCIAL PAPER†† - 6.4%
Harley-Davidson Financial Services, Inc.
0.29% due 10/19/151	5,500,000	5,499,202
VF Corp.
0.34% due 10/08/151	4,500,000	4,499,703
John Deere Capital Corp.
0.16% due 10/16/151	4,500,000	4,499,700
Clorox Co.
0.30% due 10/26/151	3,300,000	3,299,313
American Water Capital Corp.
0.32% due 10/02/151	2,800,000	2,799,975
AON Corp.
0.50% due 10/14/151	2,000,000	1,999,639
Total Commercial Paper
(Cost $22,597,532)		22,597,532
FEDERAL AGENCY DISCOUNT NOTES†† - 1.8%
Freddie Mac
0.00% due 10/05/152,3	5,000,000	4,999,979
Federal Home Loan Bank
0.00% due 10/30/152,3	1,000,000	999,968
0.00% due 10/07/152,3	500,000	499,993
Total Federal Agency Discount Notes
(Cost $6,499,940)		6,499,940
REPURCHASE AGREEMENTS††,4 - 1.6%
Jefferies & Company, Inc.
1.69%, Open Maturity	1,909,000	1,909,000
2.70% due 10/01/15	1,425,000	1,425,000
3.20% due 10/28/15	1,334,000	1,334,000

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 24.5% (continued)
REPURCHASE AGREEMENTS††,4 - 1.6% (continued)
3.20% due 10/01/15	$983,000	$983,000
Total Repurchase Agreements
(Cost $5,651,000)		5,651,000
MONEY MARKET INSTRUMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%7
(Cost $1,760,849)	1,760,849	1,760,849
Total Short Term Investments
(Cost $86,684,843)		86,682,046

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 42.4%
Collateralized Loan Obligations - 33.3%
Lockwood Grove CLO Ltd.
2014-1A, 1.67% due 01/25/241,6	$6,750,000	$6,714,154
Golub Capital Partners CLO Ltd.
2014-21A, 2.20% due 10/25/261,6	3,500,000	3,499,919
2015-25A, 2.29% due 08/05/271,6	1,800,000	1,779,884
2014-10AR, 3.24% due 10/20/211,6	500,000	498,429
Great Lakes CLO Ltd.
2015-1A, 2.22% due 07/15/261,6	2,500,000	2,473,690
2014-1A, 2.89% due 04/15/251,6	2,000,000	1,972,124
2014-1A, 2.14% due 04/15/251,6	1,000,000	998,240
Ares XII CLO Ltd.
2007-12A, 2.33% due 11/25/201,6	5,000,000	4,982,069
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/231,6	4,677,954	4,675,983
FS Senior Funding Ltd.
2015-1A, 2.08% due 05/28/151,6	4,450,000	4,373,460
ACIS CLO Ltd.
2014-3A, 1.81% due 02/01/261,6	2,125,000	2,104,926
2015-6A, 1.89% due 05/01/271,6	2,000,000	1,982,093
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.18% due 10/15/261,6	4,000,000	3,999,953
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.22% due 04/28/261,6	2,700,000	2,681,807
2014-3A, 2.82% due 04/28/261,6	900,000	886,438
ACAS CLO Ltd.
2014-1AR, 2.64% due 09/20/231,6	3,500,000	3,493,735

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.4% (continued)
Collateralized Loan Obligations - 33.3% (continued)
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/246	$3,500,000	$3,456,950
CIFC Funding Ltd.
2007-2A, 1.92% due 04/15/211,6	1,500,000	1,457,325
2013-3A, 3.29% due 01/29/251,6	1,000,000	992,983
2007-1A, 1.81% due 05/10/211,6	1,000,000	966,547
Marea CLO Ltd.
2015-1A, 2.09% due 10/15/231,6	3,000,000	2,992,984
AMMC CLO 15 Ltd.
2014-15A, 1.58% due 12/09/261,6	3,000,000	2,988,990
Fortress Credit BSL II Ltd.
2013-2A, 1.79% due 10/19/251,6	3,000,000	2,959,276
Telos CLO Ltd.
2014-5A, 1.84% due 04/17/251,6	2,000,000	1,988,468
2014-5A, 2.44% due 04/17/251,6	750,000	736,065
CFIP CLO Ltd.
2014-1A, 1.79% due 04/13/251,6	2,700,000	2,670,566
MCF CLO I LLC
2013-1A, 1.94% due 04/20/231,6	2,600,000	2,588,126
Highbridge Loan Management Ltd.
2014-1A, 2.57% due 09/20/221,6	2,500,000	2,499,858
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/231,6	2,500,000	2,465,040
Centurion CDO Ltd.
2005-9A, 0.54% due 07/17/191,6	2,350,178	2,320,847
Babson CLO Ltd.
2007-1X, 0.51% due 01/18/216	2,167,145	2,128,178
Lime Street CLO Corp.
2007-1A, 1.30% due 06/20/211,6	2,250,000	2,095,717
Madison Park Funding VIII Ltd.
2014-8A, 2.50% due 04/22/221,6	2,100,000	2,093,874
Cavalry CLO II
2013-2A, 1.64% due 01/17/241,6	2,000,000	1,971,619
Monroe Capital CLO Ltd.
2014-1A, 2.10% due 10/22/261,6	1,850,000	1,842,572

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.4% (continued)
Collateralized Loan Obligations - 33.3% (continued)
Ares XXIII CLO Ltd.
2014-1AR, 2.49% due 04/19/231,6	$1,750,000	$1,748,547
NYLIM Flatiron CLO Ltd.
2006-1X, 0.55% due 08/08/206	1,025,705	1,017,476
2006-1A, 1.78% due 08/08/201,6	750,000	726,728
Regatta V Funding Ltd.
2014-1A, 3.45% due 10/25/261,6	1,500,000	1,510,210
TICP CLO I Ltd.
2014-1A, 1.80% due 04/26/261,6	1,500,000	1,489,235
BNPP IP CLO Ltd.
2014-1A, 1.75% due 04/24/261,6	1,500,000	1,485,480
Marathon CLO VI Ltd.
2014-6A, 2.36% due 05/13/251,6	1,500,000	1,476,024
Venture VII CDO Ltd.
2006-7A, 0.52% due 01/20/221,6	1,499,362	1,470,743
Regatta Funding Ltd.
2007-1A, 1.64% due 06/15/201,6	1,400,000	1,373,857
Gallatin CLO VII Ltd.
2014-1A, 2.34% due 07/15/231,6	1,350,000	1,339,347
NewMark Capital Funding CLO Ltd.
2013-1A, 1.45% due 06/02/251,6	1,250,000	1,227,328
Baker Street CLO II Ltd.
2006-1A, 1.02% due 10/15/191,6	1,250,000	1,211,843
Golub Capital BDC CLO LLC
2014-1A, 2.80% due 04/25/261,6	1,200,000	1,178,026
Venture VI CDO Ltd.
2006-1A, 1.78% due 08/03/201,6	1,200,000	1,158,783
LCM X, LP
2014-10AR, 3.14% due 04/15/221,6	1,100,000	1,102,109
Cent CLO, LP
2014-16AR, 2.55% due 08/01/241,6	1,000,000	998,693
CVP Cascade CLO Ltd.
2014-CLO1, 1.74% due 01/16/261,6	1,000,000	988,899
Flagship CLO VI
2007-1A, 2.73% due 06/10/211,6	1,000,000	982,376
Madison Park Funding V Ltd.
2007-5A, 1.78% due 02/26/211,6	1,000,000	952,274

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.4% (continued)
Collateralized Loan Obligations - 33.3% (continued)
Duane Street CLO IV Ltd.
2007-4A, 2.56% due 11/14/211,6	$900,000	$872,923
Westbrook CLO Ltd.
2006-1A, 2.05% due 12/20/201,6	850,000	821,366
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.90% due 07/25/251,6	750,000	739,241
Newstar Commercial Loan Funding LLC
2014-1A, 2.89% due 04/20/251,6	750,000	739,197
Black Diamond CLO Ltd.
2005-2X, 1.00% due 01/07/186	750,000	735,375
TICP CLO II Ltd.
2014-2A, 2.34% due 07/20/261,6	600,000	588,229
Marathon CLO IV Ltd.
2012-4A, 1.72% due 05/20/231,6	469,993	469,488
San Gabriel CLO Ltd.
2007-1A, 2.58% due 09/10/211,6	450,000	441,336
Nantucket CLO Ltd.
2006-1X, 1.83% due 11/24/206	400,000	386,997
Brentwood CLO Corp.
2006-1A, 0.57% due 02/01/221,6	383,672	378,454
Sands Point Funding Ltd.
2006-1A, 0.55% due 07/18/201,6	48,883	48,865
Southfork CLO Ltd.
2005-1A, 1.35% due 02/01/171,6	19,412	19,406
Total Collateralized Loan Obligations		118,011,744
Collateralized Debt Obligations - 4.2%
Resource Capital Corporation Ltd.
2015-CRE4, 1.60% due 08/15/321,6	3,500,000	3,482,500
2014-CRE2, 1.26% due 04/15/321,6	2,100,000	2,085,777
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/391,6	2,888,169	2,703,425
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.65% due 11/21/401,6	2,235,819	2,208,229
PFP Ltd.
2015-2, 2.21% due 07/14/341,6	2,000,000	1,992,594

	Face Amount	Value
ASSET BACKED SECURITIES†† - 42.4% (continued)
Collateralized Debt Obligations - 4.2% (continued)
ACRE Commercial Mortgage Trust
2014-FL2, 2.26% due 08/15/311,6	$900,000	$888,981
2014-FL2, 1.21% due 08/15/311,6	521,492	518,303
2014-FL2, 1.66% due 08/15/311,6	500,000	500,121
SRERS Funding Ltd.
2011-RS, 0.45% due 05/09/461,6	518,028	497,138
Total Collateralized Debt Obligations		14,877,068
Equipment - 3.3%
CNH Equipment Trust
2015-B, 0.38% due 06/03/16	6,588,027	6,588,034
MMAF Equipment Finance LLC
2015-AA, 0.39% due 06/03/161	5,167,644	5,167,644
Total Equipment		11,755,678
Automotive - 1.6%
Hyundai Auto Lease Securitization Trust
2015-B, 0.38% due 06/15/161	2,788,756	2,788,758
Ford Credit Auto Lease Trust
2015-A, 0.32% due 05/16/161	2,484,320	2,484,320
Susquehanna Auto Receivables Trust
2014-1A, 0.58% due 10/17/161	369,751	369,644
Total Automotive		5,642,722
Total Asset Backed Securities
(Cost $150,671,013)		150,287,212
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.2%
Residential Mortgage Backed Securities - 11.8%
CSMC Series
2014-9R, 0.34% due 06/27/361,6	5,743,505	5,509,464
2014-7R, 0.35% due 10/27/361,6	2,848,238	2,694,718
2014-7R, 0.36% due 12/27/371,6	2,699,046	2,600,531
2014-2R, 0.40% due 02/27/461,6	2,707,438	2,507,361
2014-5R, 0.43% due 04/27/371,6	1,900,000	1,790,940
2014-6R, 0.37% due 09/27/361,6	1,637,888	1,555,687
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/411,6	3,534,985	3,288,596

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.2% (continued)
Residential Mortgage Backed Securities - 11.8% (continued)
Banc of America FundingTrust
2012-R4, 0.46% due 03/04/391,6	$3,254,046	$3,190,592
Structured Asset Investment Loan Trust
2005-1, 0.91% due 02/25/351,6	1,500,000	1,408,124
2005-2, 0.93% due 03/25/356	1,200,000	1,120,684
LSTAR Securities Investment Trust
2015-3, 2.20% due 03/01/201,6	1,432,284	1,405,501
2014-1, 3.29% due 09/01/211	913,454	913,454
GCAT LLC
2014-2, 3.72% due 10/25/191,5	2,288,499	2,301,236
GSAMP Trust
2005-HE6, 0.63% due 11/25/356	2,400,000	2,235,225
Encore Credit Receivables Trust
2005-4, 0.63% due 01/25/366	2,150,000	1,988,090
First Frankin Mortgage Loan Trust
2006-FF4, 0.38% due 03/25/366	2,103,298	1,951,108
GSMSC Resecuritization Trust
2014-3R, 0.37% due 11/26/361,6	2,027,845	1,945,200
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/371,6	963,197	916,208
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.34% due 05/25/366	806,105	748,113
Accredited Mortgage Loan Trust
2007-1, 0.32% due 02/25/376	726,072	691,213
New Century Home Equity Loan Trust Series
2005-C, 0.44% due 12/25/356	703,707	665,728
HarborView Mortgage Loan Trust
2006-12, 0.41% due 01/19/386	398,693	336,367

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.2% (continued)
Residential Mortgage Backed Securities - 11.8% (continued)
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.27% due 02/25/476	$114,703	$110,481
Total Residential Mortgage Backed Securities		41,874,621
Commercial Mortgage Backed Securities - 10.4%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.06% due 12/15/271,6	7,000,000	6,953,295
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 1.19% due 07/15/311,6	4,500,000	4,468,743
2014-FL5, 2.31% due 07/15/311,6	2,250,000	2,238,730
COMM Mortgage Trust
2014-FL4, 1.56% due 07/13/311,6	4,500,000	4,463,789
2014-KYO, 2.55% due 06/11/271,6	1,400,000	1,389,136
2014-FL4, 1.16% due 07/13/311,6	326,358	325,878
CSMC Series
2014-ICE, 2.40% due 04/15/271,6	3,500,000	3,469,393
2014-ICE, 1.01% due 04/15/271,6	2,000,000	1,992,428
Morgan Stanley Capital I Trust
2015-XLF1, 2.41% due 08/14/311,6	4,000,000	3,977,468
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.31% due 06/15/281,6	2,000,000	1,993,858
2014-ICTS, 1.61% due 06/15/281,6	1,500,000	1,495,010
GAHR Commercial Mortgage Trust
2015-NRF, 1.51% due 12/15/161,6	2,000,000	1,997,624
BLCP Hotel Trust
2014-CLRN, 1.56% due 08/15/291,6	2,000,000	1,973,058
Total Commercial Mortgage Backed Securities		36,738,410
Total Collateralized Mortgage Obligations
(Cost $79,078,062)		78,613,031
CORPORATE BONDS†† - 11.4%
Financial - 7.8%
SPST
2015-1A, 1.19% due 03/24/16†††	9,250,000	9,251,943

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
CORPORATE BONDS†† - 11.4% (continued)
Financial - 7.8% (continued)
Fifth Third Bank/Cincinnati OH
1.24% due 08/20/186	$3,500,000	$3,502,982
Capital One North America/Mclean VA
1.47% due 08/17/186	3,400,000	3,409,517
Liberty Mutual Group, Inc.
6.70% due 08/15/161	2,038,000	2,134,271
Royal Bank of Scotland Group plc
1.27% due 03/31/176	1,750,000	1,749,486
CCR Incorporated MT100 Payment Rights Master Trust
0.64% due 07/10/176	1,641,840	1,615,734
Citigroup, Inc.
1.26% due 07/25/166	1,440,000	1,444,219
International Lease Finance Corp.
2.29% due 06/15/166	1,390,000	1,383,050
Macquarie Bank Ltd.
1.12% due 03/24/171,6	800,000	801,699
JPMorgan Chase & Co.
0.95% due 02/26/166	740,000	740,686
Nomura Holdings, Inc.
1.79% due 09/13/166	590,000	593,195
Goldman Sachs Group, Inc.
1.50% due 04/30/186	550,000	554,706

	Face	Value
	Amount
CORPORATE BONDS†† - 11.4% (continued)
Financial - 7.8% (continued)
Ameriprise Financial, Inc.
5.65% due 11/15/15	$350,000	$351,891
Total Financial		27,533,379
Consumer, Cyclical - 2.4%
Daimler Finance North America LLC
1.01% due 08/03/171,6	5,000,000	4,977,355
Ford Motor Credit Company LLC
3.98% due 06/15/16	3,500,000	3,562,181
Total Consumer, Cyclical		8,539,536
Consumer, Non-cyclical - 0.8%
UnitedHealth Group, Inc.
0.77% due 01/17/176	2,000,000	1,999,964
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	910,000	928,200
Total Consumer, Non-cyclical		2,928,164
Communications - 0.4%
Level 3 Financing, Inc.
3.91% due 01/15/186	1,380,000	1,380,000
Total Corporate Bonds
(Cost $40,437,057)		40,381,079
Total Investments - 100.5%
(Cost $356,870,975)		$355,963,368
Other Assets & Liabilities, net - (0.5)%		(1,892,557)
Total Net Assets - 100.0%		$354,070,811

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $241,314,816 (cost $242,094,596), or 68.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon rate security.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Repurchase Agreement —See Note 7.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Variable rate security. Rate indicated is rate effective at September 30, 2015.
7	Rate indicated is the 7-day yield as of September 30, 2015.

plc	Public Limited Company

See Sector Classification in Trust Information section.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face
Amount/Shares		Value
SHORT TERM INVESTMENTS - 8.2%
ASSET BACKED SECURITIES†† - 5.6%
California Republic Auto Receivables Trust 2015-3
0.44% due 10/17/16	$5,000,000	$4,998,901
CNH Equipment Trust 2015-A
0.25% due 03/24/16	1,812,303	1,812,143
Mercedes-Benz Auto Receivables Trust 2015-1
0.39% due 08/15/16	1,200,269	1,199,691
California Republic Auto Receivables Trust 2015-2
0.39% due 06/15/16	404,300	404,300
Volvo Financial Equipment LLC
0.35% due 03/15/161	387,043	387,043
Total Asset Backed Securities
(Cost $8,803,915)		8,802,078
REPURCHASE AGREEMENT††,2 - 1.3%
Jefferies & Company, Inc.
1.69%, Open Maturity	1,839,000	1,839,000
3.20% due 10/01/15	197,000	197,000
Total Repurchase Agreement
(Cost $2,036,000)		2,036,000
COMMERCIAL PAPER†† - 0.8%
American Water Capital Corp.
10/02/151,3	1,200,000	1,199,989
(Cost $1,199,989)
U.S. GOVERNMENT SECURITIES†† - 0.3%
United States Treasury Bill
10/22/153	500,000	500,005
(Cost $499,994)
MONEY MARKET INSTRUMENTS† - 0.2%
Dreyfus Treasury Prime Cash
Management Institutional Shares 0.00%6	363,306	363,306
Total Short Term Investments
(Cost $12,903,204)		12,901,378
ASSET BACKED SECURITIES†† - 51.8%
Collateralized Loan Obligations - 46.8%
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/231,4	3,827,417	3,825,803
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.20% due 10/25/261,4	2,750,000	2,749,935
Lockwood Grove CLO Ltd.
2014-1A, 1.67% due 01/25/241,4	2,750,000	2,735,396
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.18% due 04/28/261,4	1,200,000	1,191,914
2014-3A, 2.82% due 04/28/261,4	1,200,000	1,181,917
Golub Capital Partners CLO Ltd.
2015-25A, 2.29% due 08/05/271,4	1,500,000	1,483,237

	Face Amount	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 46.8% (continued)
2014-10AR, 3.24% due 10/20/211,4	$750,000	$747,643
Baker Street CLO II Ltd.
2006-1A, 1.01% due 10/15/191,4	2,300,000	2,229,790
FS Senior Funding Ltd.
2015-1A, 2.08% due 04/13/251,4	2,200,000	2,162,160
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.18% due 10/15/261,4	2,000,000	1,999,976
Rampart CLO Ltd.
2007-1A, 2.17% due 10/25/211,4	2,000,000	1,980,297
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/244	2,000,000	1,975,400
Steele Creek CLO Ltd.
2014-1A, 2.58% due 08/21/261,4	1,800,000	1,769,411
Cifc Funding Ltd.
2007-2A, 1.89% due 04/15/211,4	1,750,000	1,700,212
Telos CLO Ltd.
2014-5A, 1.84% due 04/17/251,4	1,200,000	1,193,081
2014-5A, 2.44% due 04/17/251,4	500,000	490,710
CFIP CLO Ltd.
2014-1A, 1.76% due 04/13/251,4	1,650,000	1,632,013
MCF CLO I LLC
2013-1A, 1.94% due 04/20/231,4	1,600,000	1,592,693
Duane Street CLO IV Ltd.
2007-4A, 2.56% due 11/14/211,4	850,000	824,427
2007-4A, 1.31% due 11/14/211,4	750,000	726,916
Marea CLO Ltd.
2015-1A, 2.09% due 10/15/231,4	1,500,000	1,496,492
Cavalry CLO II
2013-2A, 1.64% due 01/17/241,4	1,500,000	1,478,714
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.80% due 04/25/261,4	1,400,000	1,374,364
Madison Park Funding VIII Ltd.
2014-8A, 2.50% due 04/22/221,4	1,300,000	1,296,208

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 46.8% (continued)
ACAS CLO Ltd.
2014-1AR, 2.64% due 09/20/231,4	$1,250,000	$1,247,763
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/231,4	1,250,000	1,232,520
CIFC Funding Ltd.
2013-3A, 3.29% due 01/29/251,4	1,200,000	1,191,580
TICP CLO I Ltd.
2014-1A, 1.80% due 04/26/261,4	1,200,000	1,191,388
Great Lakes CLO Ltd.
2014-1A, 2.13% due 04/15/251,4	600,000	598,944
2014-1A, 2.89% due 04/15/251,4	600,000	591,637
BNPP IP CLO Ltd.
2014-1A, 1.75% due 04/24/261,4	1,200,000	1,188,384
Neuberger Berman CLO Ltd.
2014-12A, 2.40% due 07/25/231,4	1,100,000	1,099,061
TICP CLO II Ltd.
2014-2A, 2.34% due 07/20/261,4	1,100,000	1,078,421
Regatta V Funding Ltd.
2014-1A, 3.45% due 10/25/261,4	1,000,000	1,006,807
Voya CLO Ltd.
2015-3AR, 3.24% due 10/15/221,4	1,000,000	1,004,071
LCM X, LP
2014-10AR, 3.14% due 04/15/221,4	1,000,000	1,001,918
Ares XXIII CLO Ltd.
2014-1AR, 2.49% due 04/19/231,4	1,000,000	999,170
Venture CLO Ltd.
2015-11A, 2.26% due 11/14/221,4	1,000,000	997,769
Monroe Capital CLO Ltd.
2014-1A, 2.10% due 10/22/261,4	1,000,000	995,985
Adirondack Park CLO Ltd.
2013-1A, 3.29% due 04/15/241,4	1,000,000	994,687
ACIS CLO Ltd.
2015-6A, 1.89% due 05/01/271,4	1,000,000	991,046
ACIS CLO Ltd.
2014-3A, 1.81% due 02/01/261,4	1,000,000	990,554

	Face Amount	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 46.8% (continued)
Marathon CLO VI Ltd.
2014-6A, 2.36% due 05/13/251,4	$1,000,000	$984,016
NewMark Capital Funding CLO Ltd.
2013-1A, 1.45% due 06/02/251,4	1,000,000	981,863
WhiteHorse IV Ltd.
2007-4A, 1.74% due 01/17/201,4	1,000,000	967,549
CIFC Funding Ltd.
2007-1A, 1.81% due 05/10/211,4	1,000,000	966,547
Rockwall CDO Ltd.
2007-1A, 0.85% due 08/01/241,4	1,000,000	915,378
Regatta Funding Ltd.
2007-1A, 1.64% due 06/15/201,4	850,000	834,127
Westbrook CLO Ltd.
2006-1A, 2.05% due 12/20/201,4	850,000	821,366
Gallatin CLO VII Ltd.
2014-1A, 2.34% due 07/15/231,4	800,000	793,687
Venture VII CDO Ltd.
2006-7A, 0.52% due 01/20/221,4	666,383	653,663
Centurion CDO 9 Ltd.
2005-9A, 0.54% due 07/17/191,4	626,714	618,893
Palmer Square CLO Ltd.
2014-1A, 2.84% due 10/17/221,4	600,000	596,386
Finn Square CLO Ltd.
2012-1A, 3.13% due 12/24/231,4	600,000	595,675
CVP Cascade Ltd.
2014-CLO1, 1.74% due 01/16/261,4	600,000	593,339
Franklin CLO VI Ltd.
2007-6A, 0.54% due 08/09/191,4	537,922	526,908
Carlyle Global Market Strategies CLO Ltd.
2014-2AR, 3.19% due 07/20/231,4	500,000	500,008
CIFC Funding Ltd.
2014-1AR, 2.41% due 08/14/241,4	500,000	496,174
Telos CLO Ltd.
2006-1A, 0.77% due 10/11/211,4	500,000	494,531

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 46.8% (continued)
Flagship CLO VI
2007-1A, 2.73% due 06/10/211,4	$500,000	$491,188
Madison Park Funding V Ltd.
2007-5A, 1.78% due 02/26/211,4	500,000	476,137
Lime Street CLO Corp.
2007-1A, 1.30% due 06/20/211,4	500,000	465,715
San Gabriel CLO Ltd.
2007-1A, 2.58% due 09/10/211,4	450,000	441,336
Nantucket CLO Ltd.
2006-1X, 1.83% due 11/24/20	400,000	386,997
Great Lakes CLO Ltd.
2014-1A, 3.99% due 04/15/251,4	250,000	248,172
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.90% due 07/25/251,4	250,000	246,414
NewStar Commercial Loan Funding LLC
2014-1A, 2.89% due 04/20/251,4	250,000	246,399
Babson CLO Ltd.
2007-1X, 0.51% due 01/18/214	228,121	224,019
Sands Point Funding Ltd.
2006-1A, 0.55% due 07/18/201,4	29,733	29,722
Southfork CLO Ltd.
2005-1A, 1.35% due 02/01/171,4	19,412	19,406
Total Collateralized Loan Obligations		73,856,029
Collateralized Debt Obligations - 4.4%
ACRE Commercial Mortgage Trust
2014-FL2, 2.26% due 08/15/311,4	800,000	790,205
2014-FL2, 1.21% due 08/15/311,4	613,520	609,769
2014-FL2, 1.66% due 08/15/311,4	500,000	500,121
Resource Capital Corporation Ltd.
2015-CRE4, 1.60% due 08/15/321,4	1,500,000	1,492,499
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/391,4	1,444,084	1,351,713
PFP Ltd.
2015-2, 2.21% due 07/14/341,4	1,000,000	996,297

	Face Amount	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Debt Obligations - 4.4% (continued)
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.65% due 11/21/401,4	$745,273	$736,076
SRERS Funding Ltd.
2011-RS, 0.44% due 05/09/461,4	518,028	497,138
Total Collateralized Debt Obligations		6,973,818
Equipment - 0.4%
MMAF Equipment Finance LLC
2015-AA, 0.39% due 06/03/161	574,183	574,183
Automotive - 0.2%
Susquehanna Auto Receivables Trust
2014-1A, 0.58% due 10/17/161	316,930	316,838
Total Asset Backed Securities
(Cost $81,853,629)		81,720,868
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.6%
Residential Mortgage Backed Securities - 15.3%
CSMC Series
2014-7R, 0.36% due 12/27/371,4	2,506,257	2,414,780
2014-7R, 0.35% due 10/27/361,4	2,441,347	2,309,758
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/411,4	2,019,991	1,879,198
CSMC Series
2014-2R, 0.40% due 02/27/461,4	1,965,076	1,819,859
GSMSC Resecuritization Trust
2014-3R, 0.37% due 11/26/361,4	1,843,495	1,768,363
Banc of America Funding Trust
2012-R4, 0.46% due 03/04/391,4	1,704,500	1,671,262
CSMC Series
2014-6R, 0.37% due 09/27/361,4	1,013,931	963,045
GSAMP Trust
2005-HE6, 0.63% due 11/25/354	1,725,000	1,606,568
LSTAR Securities Investment Trust
2014-1, 3.29% due 09/01/211,4	1,461,526	1,461,526

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.6% (continued)
Residential Mortgage Backed Securities - 15.3% (continued)
Structured Asset Investment Loan Trust
2005-1, 0.91% due 02/25/351,4	$850,000	$797,937
2005-2, 0.93% due 03/25/354	700,000	653,732
CSMC Series
2014-5R, 0.43% due 04/27/371,4	1,350,000	1,272,510
GCAT LLC
2014-2, 3.72% due 10/25/191,5	1,144,250	1,150,618
Encore Credit Receivables Trust
2005-4, 0.63% due 01/25/364	1,100,000	1,017,162
New Century Home Equity Loan Trust Series
2005-C, 0.44% due 12/25/354	886,150	838,325
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/371,4	577,918	549,725
Accredited Mortgage Loan Trust
2007-1, 0.32% due 02/25/374	575,850	548,203
HarborView Mortgage Loan Trust
2006-12, 0.41% due 01/19/384	561,794	473,972
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.34% due 05/25/364	460,631	427,493
CSMC Series
2014-9R, 0.34% due 06/25/361,4	382,900	367,298
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.27% due 02/25/474	151,408	145,835
Total Residential Mortgage Backed Securities		24,137,169
Commercial Mortgage Backed Securities - 9.3%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.06% due 12/15/271,4	3,000,000	2,979,983
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.31% due 06/15/281,4	1,000,000	996,929
2014-ICTS, 1.61% due 06/15/281,4	1,000,000	996,673
2014-ICTS, 2.11% due 06/15/281,4	500,000	496,596

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.6% (continued)
Commercial Mortgage Backed Securities - 9.3% (continued)
Resource Capital Corporation Ltd.
2014-CRE2, 1.26% due 04/15/321,4	$2,200,000	$2,185,099
Morgan Stanley Capital I Trust
2015-XLF1, 2.41% due 08/14/311,4	2,000,000	1,988,734
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.31% due 07/15/311,4	1,000,000	994,991
2014-FL5, 1.19% due 07/15/311,4	1,000,000	993,054
COMM Mortgage Trust
2014-FL4, 1.56% due 07/13/311,4	1,000,000	991,953
2014-KYO, 2.55% due 06/11/271,4	800,000	793,792
CSMC Series
2014-ICE, 2.36% due 04/15/271,4	700,000	693,879
BLCP Hotel Trust
2014-CLRN, 1.56% due 08/15/291,4	500,000	493,265
Total Commercial Mortgage Backed Securities		14,604,948
Total Collateralized Mortgage Obligation
(Cost $38,932,999)		38,742,117
CORPORATE BONDS†† - 14.0%
Financial - 9.6%
SPST
2015-1 A
1.19% due 03/24/16†††	5,000,000	5,001,050
Capital One North America/Mclean VA
1.47% due 08/17/184	1,500,000	1,504,199
Fifth Third Bank/Cincinnati OH
1.24% due 08/20/184	1,500,000	1,501,278
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.64% due 07/10/174	1,284,003	1,263,588
International Lease Finance Corp.
2.29% due 06/15/164	1,090,000	1,084,550
Royal Bank of Scotland Group plc
1.27% due 03/31/174	1,050,000	1,049,691
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,012,265
Citigroup, Inc.
1.26% due 07/25/164	940,000	942,754
Macquarie Bank Ltd.
1.12% due 03/24/171,4	550,000	551,168
JPMorgan Chase & Co.
0.95% due 02/26/164	480,000	480,445
Nomura Holdings, Inc.
1.79% due 09/13/164	390,000	392,112

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
CORPORATE BONDS†† - 14.0% (continued)
Financial - 9.6% (continued)
Goldman Sachs Group, Inc.
1.50% due 04/30/184	$360,000	$363,081
Total Financial		15,146,181
Consumer, Cyclical - 1.6%
Ford Motor Credit Company LLC
3.98% due 06/15/16	1,500,000	1,526,649
Daimler Finance North America LLC
1.01% due 08/03/171,4	1,000,000	995,471
Total Consumer, Cyclical		2,522,120
Consumer, Non-cyclical - 1.2%
UnitedHealth Group, Inc.
0.77% due 01/17/174	1,000,000	999,982
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	936,000	954,720
Total Consumer, Non-cyclical		1,954,702
Communications - 0.7%
Level 3 Financing, Inc.
3.91% due 01/15/184	1,080,000	1,080,000
Diversified - 0.6%
HRG Group, Inc.
7.88% due 07/15/19	900,000	933,750
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	236,000	243,198

	Face	Value
	Amount
CORPORATE BONDS†† - 14.0% (continued)
Utilities - 0.1%
AES Corp.
3.32% due 06/01/194	$200,000	$190,000
Total Corporate Bonds
(Cost $22,154,418)		22,069,951
SENIOR FLOATING RATE INTERESTS††,4 - 1.2%
Technology - 0.7%
First Data Corp.
3.70% due 03/23/18	650,000	644,111
LANDesk Group, Inc.
5.00% due 02/25/20	295,500	294,392
Infor, Inc.
3.75% due 06/03/20	231,494	223,730
Total Technology		1,162,233
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	443,064	439,878
EMI Music Publishing
4.00% due 08/19/22	270,851	269,294
Total Communications		709,172
Total Senior Floating Rate Interests
(Cost $1,887,663)		1,871,405
Total Investments - 99.8%
(Cost $157,731,912)		$157,305,719
Other Assets & Liabilities, net - 0.2%		382,371
Total Net Assets - 100.0%		$157,688,090

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $116,253,670 (cost $116,585,268), or 73.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Repurchase Agreements — See Note 7.
3	Zero coupon rate security.
4	Variable rate security. Rate indicated is rate effective at September 30, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Rate indicated is the 7-day yield as of September 30, 2015.

plc	Public Limited Company

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face	Value
Amount/Shares
SHORT TERM INVESTMENTS - 7.0%
ASSET BACKED SECURITIES†† - 5.2%
AUTOMOTIVE - 4.3%
California Republic Auto Receivables Trust
0.44% due 10/17/16	$3,500,000	$3,499,230
0.39% due 06/15/16	404,300	404,300
Mercedes-Benz Auto Receivables Trust
0.39% due 08/15/16	1,200,269	1,199,691
CarMax Auto Owner Trust
0.35% due 05/16/16	322,209	322,209
Total Automotive		5,425,430
EQUIPMENT - 0.9%
CNH Equipment Trust
0.25% due 03/24/16	1,132,689	1,132,590
Total Asset Backed Securities
(Cost $6,559,467)		6,558,020
REPURCHASE AGREEMENTS††,1 - 1.5%
Jefferies & Company, Inc.
1.69%, Open Maturity	1,646,000	1,646,000
3.20% due 10/28/15	310,000	310,000
Total Repurchase Agreements
(Cost $1,956,000)		1,956,000
MONEY MARKET INSTRUMENTS† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%5
(Cost $435,879)	435,879	435,879
Total Short Term Investments
(Cost $8,951,346)		8,949,899

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 54.6%
Collateralized Loan Obligations - 47.7%
CIFC Funding Ltd.
2007-2A, 1.89% due 04/15/212,3	1,750,000	1,700,212
2013-3A, 3.29% due 01/29/252,3	1,000,000	992,983
2007-1A, 1.81% due 05/10/212,3	1,000,000	966,547
2014-1AR, 2.41% due 08/14/242,3	500,000	496,174
Lockwood Grove CLO Ltd.
2014-1A, 1.67% due 01/25/242,3	2,750,000	2,735,396
Baker Street CLO II Ltd.
2006-1A, 1.01% due 10/15/192,3	2,200,000	2,132,843
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/232,3	2,126,343	2,125,446
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.18% due 10/15/262,3	2,000,000	1,999,976
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.18% due 04/28/262,3	1,000,000	993,262

	Face Amount	Value
ASSET BACKED SECURITIES†† - 54.6% (continued)
Collateralized Loan Obligations - 47.7% (continued)
2014-3A, 2.82% due 04/28/262,3	$1,000,000	$984,931
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/242	2,000,000	1,975,399
Golub Capital Partners CLO Ltd.
2015-25A, 2.29% due 08/05/272,3	1,200,000	1,186,590
2014-10AR, 3.24% due 10/20/212,3	750,000	747,643
FS Senior Funding Ltd.
2015-1A, 2.08% due 05/28/252,3	1,850,000	1,818,180
Steele Creek CLO Ltd.
2014-1A, 2.58% due 08/21/262,3	1,800,000	1,769,411
Telos CLO Ltd.
2014-5A, 1.84% due 04/17/252,3	1,000,000	994,234
2006-1A, 0.78% due 10/11/212,3	500,000	494,531
2014-5A, 2.44% due 04/17/252,3	250,000	245,355
Neuberger Berman CLO Ltd.
2014-12A, 2.40% due 07/25/232,3	1,550,000	1,548,677
CFIP CLO Ltd.
2014-1A, 1.76% due 04/13/252,3	1,500,000	1,483,648
Duane Street CLO IV Ltd.
2007-4A, 2.56% due 11/14/212,3	750,000	727,436
2007-4A, 1.31% due 11/14/212,3	750,000	726,916
MCF CLO I LLC
2013-1A, 1.94% due 04/20/232,3	1,300,000	1,294,063
ACAS CLO Ltd.
2014-1AR, 2.64% due 09/20/232,3	1,250,000	1,247,763
Marea CLO Ltd.
2015-1A, 2.09% due 10/15/232,3	1,250,000	1,247,077
Great Lakes CLO Ltd.
2014-1A, 2.13% due 04/15/252,3	500,000	499,120
2014-1A, 2.89% due 04/15/252,3	500,000	493,031
2014-1A, 3.99% due 04/15/252,3	250,000	248,172
Lime Street CLO Corp.
2007-1A, 1.30% due 06/20/212,3	1,250,000	1,164,287
Madison Park Funding VIII Ltd.
2014-8A, 2.50% due 04/22/222,3	1,100,000	1,096,791

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 54.6% (continued)
Collateralized Loan Obligations - 47.7% (continued)
TICP CLO II Ltd.
2014-2A, 2.34% due 07/20/262,3	$1,100,000	$1,078,421
Regatta V Funding Ltd.
2014-1A, 3.45% due 10/25/262,3	1,000,000	1,006,807
LCM X, LP
2014-10AR, 3.14% due 04/15/222,3	1,000,000	1,001,918
Highbridge Loan Management Ltd.
2014-1A, 2.57% due 09/20/222,3	1,000,000	999,943
Ares XXIII CLO Ltd.
2014-1AR, 2.49% due 04/19/232,3	1,000,000	999,170
Venture CLO Ltd.
2015-11A, 2.26% due 11/14/222,3	1,000,000	997,769
Monroe Capital CLO Ltd.
2014-1A, 2.10% due 10/22/262,3	1,000,000	995,985
ACIS CLO Ltd.
2015-6A, 1.89% due 05/01/272,3	1,000,000	991,046
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/232,3	1,000,000	986,016
Cavalry CLO II
2013-2A, 1.64% due 01/17/242,3	1,000,000	985,810
NewMark Capital Funding CLO Ltd.
2013-1A, 1.45% due 06/02/252,3	1,000,000	981,863
Golub Capital BDC CLO LLC
2014-1A, 2.80% due 04/25/262,3	1,000,000	981,689
WhiteHorse IV Ltd.
2007-4A, 1.74% due 01/17/202,3	1,000,000	967,549
Rockwall CDO Ltd.
2007-1A, 0.85% due 08/01/242,3	1,000,000	915,378
NYLIM Flatiron CLO Ltd.
2006-1A, 1.78% due 08/08/202,3	500,000	484,486
2006-1X, 0.55% due 08/08/202	293,058	290,707
Marathon CLO VI Ltd.
2014-6A, 2.36% due 05/13/252,3	750,000	738,012
Regatta Funding Ltd.
2007-1A, 1.64% due 06/15/202,3	750,000	735,995

	Face Amount	Value
ASSET BACKED SECURITIES†† - 54.6% (continued)
Collateralized Loan Obligations - 47.7% (continued)
Westbrook CLO Ltd.
2006-1A, 2.05% due 12/20/202,3	$750,000	$724,734
Venture VII CDO Ltd.
2006-7A, 0.52% due 01/20/222,3	666,383	653,663
Centurion CDO Ltd.
2005-9A, 0.54% due 07/17/192,3	626,714	618,893
TICP CLO I Ltd.
2014-1A, 1.80% due 04/26/262,3	600,000	595,694
BNPP IP CLO Ltd.
2014-1A, 1.75% due 04/24/262,3	600,000	594,192
Babson CLO Ltd.2
2007-1X, 0.51% due 01/18/21	570,301	560,047
Carlyle Global Market Strategies CLO Ltd.
2014-2AR, 3.18% due 07/20/232,3	550,000	550,009
Franklin CLO VI Ltd.
2007-6A, 0.54% due 08/09/192,3	537,922	526,908
Palmer Square CLO Ltd.
2014-1A, 2.84% due 10/17/222,3	500,000	496,988
Finn Square CLO Ltd.
2012-1A, 3.13% due 12/24/232,3	500,000	496,396
CVP Cascade CLO Ltd.
2014-CLO1, 1.74% due 01/16/262,3	500,000	494,449
Flagship CLO VI
2007-1A, 2.73% due 06/10/212,3	500,000	491,188
Madison Park Funding V Ltd.
2007-5A, 1.78% due 02/26/212,3	500,000	476,137
San Gabriel CLO Ltd.
2007-1A, 2.58% due 09/10/212,3	400,000	392,298
Nantucket CLO Ltd.
2006-1X, 1.83% due 11/24/202	400,000	386,997
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.90% due 07/25/252,3	250,000	246,414
Newstar Commercial Loan Funding LLC
2014-1A, 2.89% due 04/20/252,3	250,000	246,399
Sands Point Funding Ltd.
2006-1A, 0.55% due 07/18/202,3	27,213	27,203

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 54.6% (continued)
Collateralized Loan Obligations - 47.7% (continued)
Southfork CLO Ltd.
2005-1A, 1.35% due 02/01/172,3	$19,412	$19,406
Total Collateralized Loan Obligations		60,872,673
Collateralized Debt Obligations - 6.1%
Resource Capital Corporation Ltd.
2014-CRE2, 1.26% due 04/15/322,3	2,350,000	2,334,083
2015-CRE4, 1.60% due 08/15/322,3	1,250,000	1,243,749
ACRE Commercial Mortgage Trust
2014-FL2, 2.26% due 08/15/312,3	800,000	790,205
2014-FL2, 1.21% due 08/15/312,3	613,520	609,769
2014-FL2, 1.66% due 08/15/312,3	500,000	500,121
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/392,3	1,203,404	1,126,427
PFP Ltd.
2015-2, 2.21% due 07/14/342,3	1,000,000	996,297
SRERS Funding Ltd.
2011-RS, 0.44% due 05/09/462,3	259,014	248,569
Total Collateralized Debt Obligations		7,849,220
Equipment - 0.6%
CNH Equipment Trust
2015-B, 0.38% due 06/03/16	732,003	732,004
Automotive - 0.2%
Susquehanna Auto Receivables Trust
2014-1A, 0.58% due 10/17/163	316,930	316,838
Total Asset Backed Securities
(Cost $69,909,609)		69,770,735
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4%
Residential Mortgage Backed Securities - 15.6%
CSMC Series
2014-7R, 0.36% due 12/27/372,3	2,506,257	2,414,780
2014-7R, 0.35% due 10/27/362,3	2,359,969	2,232,766
2014-2R, 0.40% due 02/27/462,3	1,659,398	1,536,770
2014-5R, 0.43% due 04/27/372,3	1,500,000	1,413,900
2014-6R, 0.37% due 09/27/362,3	818,944	777,844

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4% (continued)
Residential Mortgage Backed Securities - 15.6% (continued)
2014-9R, 0.34% due 06/27/362,3	$382,900	$367,298
GSMSC Resecuritization Trust
2014-3R, 0.37% due 11/26/362,3	1,843,495	1,768,363
GSAMP Trust
2005-HE6, 0.63% due 11/25/352	1,650,000	1,536,718
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/412,3	1,514,994	1,409,398
Structured Asset Investment Loan Trust
2005-1, 0.91% due 02/25/352,3	800,000	750,999
2005-2, 0.93% due 03/25/352	700,000	653,732
GCAT LLC
2014-2, 3.72% due 10/25/193,4	1,144,250	1,150,618
Encore Credit Receivables Trust
2005-4, 0.63% due 01/25/362	1,100,000	1,017,162
New Century Home Equity Loan Trust Series
2005-C, 0.44% due 12/25/352	729,771	690,385
LSTAR Securities Investment Trust
2014-1, 3.29% due 09/01/212,3	548,072	548,072
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/372,3	481,599	458,104
HarborView Mortgage Loan Trust
2006-12, 0.41% due 01/19/382	507,427	428,104
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.34% due 05/25/362	460,631	427,493
Accredited Mortgage Loan Trust
2007-1, 0.32% due 02/25/372	300,443	286,019

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4% (continued)
Residential Mortgage Backed Securities - 15.6% (continued)
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.27% due 02/25/472	$114,703	$110,481
Total Residential Mortgage Backed Securities		19,979,006
Commercial Mortgage Backed Securities - 5.8%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.30% due 06/15/282,3	1,000,000	996,928
2014-ICTS, 1.61% due 06/15/282,3	1,000,000	996,673
2014-ICTS, 2.11% due 06/15/282,3	500,000	496,596
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.31% due 07/15/312,3	1,000,000	994,991
2014-FL5, 1.19% due 07/15/312,3	1,000,000	993,054
COMM Mortgage Trust
2014-FL4, 1.56% due 07/13/312,3	1,000,000	991,953
2014-KYO, 2.55% due 06/11/272,3	700,000	694,568
CSMC Series
2014-ICE, 2.36% due 04/15/272,3	700,000	693,879
BLCP Hotel Trust
2014-CLRN, 1.56% due 08/15/292,3	500,000	493,265
Total Commercial Mortgage Backed Securities		7,351,907
Total Collateralized Mortgage Obligations
(Cost $27,455,943)		27,330,913
CORPORATE BONDS†† - 15.0%
Financial - 10.6%
SPST
2015-1A, 1.19% due 03/24/16†††	4,250,000	4,250,893
Fifth Third Bank/Cincinnati OH
1.24% due 08/20/182	1,300,000	1,301,107
Capital One North America/Mclean VA
1.47% due 08/17/182	1,200,000	1,203,359
International Lease Finance Corp.
2.29% due 06/15/162	1,190,000	1,184,050
CCR Incorporated MT100 Payment Rights Master Trust
0.64% due 07/10/172	1,157,707	1,139,300
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,012,265

	Face Amount	Value
CORPORATE BONDS†† - 15.0% (continued)
Financial - 10.6% (continued)
Royal Bank of Scotland Group plc
1.27% due 03/31/172	$1,000,000	$999,706
Citigroup, Inc.
1.26% due 07/25/162	780,000	782,285
Macquarie Bank Ltd.
1.12% due 03/24/172,3	500,000	501,062
JPMorgan Chase & Co.
0.95% due 02/26/162	400,000	400,371
Nomura Holdings, Inc.
1.79% due 09/13/162	320,000	321,733
Goldman Sachs Group, Inc.
1.50% due 04/30/182	300,000	302,567
Total Financial		13,398,698
Consumer, Cyclical - 1.7%
Ford Motor Credit Company LLC
3.98% due 06/15/16	1,200,000	1,221,319
Daimler Finance North America LLC
1.01% due 08/03/172,3	1,000,000	995,471
Total Consumer, Cyclical		2,216,790
Communications - 0.9%
Level 3 Financing, Inc.
3.91% due 01/15/182	1,180,000	1,180,000
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,000,000	1,037,500
Consumer, Non-cyclical - 0.7%
UnitedHealth Group, Inc.
0.77% due 01/17/172	750,000	749,987
Bumble Bee Holdings, Inc.
9.00% due 12/15/173	140,000	142,800
Total Consumer, Non-cyclical		892,787
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	236,000	243,198
Utilities - 0.1%
AES Corp.
3.32% due 06/01/192	200,000	190,000
Total Corporate Bonds
(Cost $19,231,819)		19,158,973
SENIOR FLOATING RATE INTERESTS††,2 - 1.8%
Technology - 1.3%
First Data Corp.
3.70% due 03/23/18	700,000	693,658
Ciena Corp.
3.75% due 07/15/19	495,000	493,144
Infor, Inc.
3.75% due 06/03/20	231,494	223,730
LANDesk Group, Inc.
5.00% due 02/25/20	197,000	196,261
Total Technology		1,606,793
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	443,064	439,879

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 1.8% (continued)
Communications - 0.5% (continued)
EMI Music Publishing
4.00% due 08/19/22	$261,823	$260,317
Total Communications		700,196

Value
SENIOR FLOATING RATE INTERESTS†† - 1.8% (continued)
Total Senior Floating Rate Interests
(Cost $2,322,716)	$2,306,989
Total Investments - 99.8%
(Cost $127,871,433)	$127,517,509
Other Assets & Liabilities, net - 0.2%	288,071
Total Net Assets - 100.0%	$127,805,580

†	Value determined based on Level 2 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Repurchase Agreement —See Note 7.
2	Variable rate security. Rate indicated is rate effective at September 30, 2015.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $89,645,733 (cost $89,894,072), or 70.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
5	Rate indicated is the 7-day yield as of September 30, 2015.

plc	Public Limited Company

See Sector Classification in Trust Information section.

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2015

ASSETS:
Investments, at value
(cost $962,635,181)	$961,310,829
Receivables:
Interest	907,588
From Adviser	26,033
Total assets	962,244,450
LIABILITIES:
Overdraft due to custodian bank	12
Payable for:
Securities purchased	4,981,250
Audit fees	35,177
Fund accounting/administration fees	8,219
Trustees' fees*	1,761
Transfer agent	1,490
Miscellaneous	26,507
Total liabilities	5,054,416
NET ASSETS	$957,190,034
NET ASSETS CONSIST OF:
Paid in capital	$959,001,516
Distributions in excess of net investment income	(2,601)
Accumulated net realized loss on investments	(484,529)
Net unrealized depreciation on investments	(1,324,352)
Net assets	$957,190,034
Capital shares outstanding	38,471,154
Net asset value per share	$24.88

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2015

ASSETS:
Investments, at value
(cost $356,870,975)	$355,963,368
Cash	2,973,673
Receivables:
Interest	634,513
From Adviser	16,807
Total assets	359,588,361
LIABILITIES:
Payable for:
Securities purchased	4,966,174
Fund shares redeemed	500,000
Audit fees	34,752
Fund accounting/administration fees	4,392
Transfer agent	1,812
Trustees' fees*	186
Miscellaneous	10,234
Total liabilities	5,517,550
NET ASSETS	$354,070,811
NET ASSETS CONSIST OF:
Paid in capital	$355,191,335
Undistributed net investment income	5,352
Accumulated net realized loss on investments	(218,269)
Net unrealized depreciation on investments	(907,607)
Net assets	$354,070,811
Capital shares outstanding	14,248,767
Net asset value per share	$24.85

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2015

ASSETS:
Investments, at value
(cost $157,731,912)	$157,305,719
Cash	371
Receivables:
Interest	425,685
From Adviser	7,917
Total assets	157,739,692
LIABILITIES:
Payable for:
Audit fees	35,828
Fund accounting/administration fees	4,110
Trustees' fees*	1,939
Transfer agent	990
Miscellaneous	8,735
Total liabilities	51,602
NET ASSETS	$157,688,090
NET ASSETS CONSIST OF:
Paid in capital	$158,290,430
Undistributed net investment income	6,538
Accumulated net realized loss on investments	(182,685)
Net unrealized depreciation on investments	(426,193)
Net assets	$157,688,090
Capital shares outstanding	6,339,208
Net asset value per share	$24.88

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES
September 30, 2015

ASSETS:
Investments, at value
(cost $127,871,433)	$127,517,509
Cash	651
Receivables:
Interest	323,156
From Adviser	6,947
Total assets	127,848,263
LIABILITIES:
Payable for:
Audit fees	31,628
Fund accounting/administration fees	2,932
Transfer agent	2,525
Trustees' fees*	74
Miscellaneous	5,524
Total liabilities	42,683
NET ASSETS	$127,805,580
NET ASSETS CONSIST OF:
Paid in capital	$128,274,009
Undistributed net investment income	7,765
Accumulated net realized loss on investments	(122,270)
Net unrealized depreciation on investments	(353,924)
Net assets	$127,805,580
Capital shares outstanding	5,136,352
Net asset value per share	$24.88

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS

Year Ended September 30, 2015

INVESTMENT INCOME:
Interest	$9,356,805
Dividends from securities of affiliated issuers	51,575
Total investment income	9,408,380
EXPENSES:
Fund accounting/administration fees	100,000
Professional fees	120,185
Custodian fees	26,278
Trustees' fees*	26,146
Transfer agent	12,000
Line of credit fees	10,475
Printing fees	6,168
Miscellaneous	32,074
Total expenses	333,326
Less:
Expenses waived by Adviser	(10,357)
Net expenses	322,969
Net investment income	9,085,411
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	71,306
Investments in affiliated issuers	(180,423)
Net realized loss	(109,117)
Net change in unrealized appreciation (depreciation) on
investments	(837,425)
Net realized and unrealized loss	(946,542)
Net increase in net assets resulting from operations	$8,138,869

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS

Year Ended September 30, 2015

INVESTMENT INCOME:
Interest	$4,545,597
Dividends from securities of affiliated issuers	20,952
Total investment income	4,566,549
EXPENSES:
Fund accounting/administration fees	100,000
Professional fees	62,393
Custodian fees	12,706
Transfer agent	12,000
Trustees' fees*	9,334
Line of credit fees	4,955
Printing fees	1,754
Miscellaneous	12,554
Total expenses	215,696
Less:
Expenses waived by Adviser	(4,208)
Net expenses	211,488
Net investment income	4,355,061
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	30,505
Investments in affiliated issuers	(73,297)
Net realized loss	(42,792)
Net change in unrealized appreciation (depreciation) on
investments	(642,135)
Net realized and unrealized loss	(684,927)
Net increase in net assets resulting from operations	$3,670,134

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS

Year Ended September 30, 2015

INVESTMENT INCOME:
Interest	$3,026,743
Dividends from securities of affiliated issuers	2,170
Total investment income	3,028,913
EXPENSES:
Fund accounting/administration fees	72,910
Professional fees	53,545
Transfer agent	12,000
Custodian fees	9,944
Trustees' fees*	7,408
Line of credit fees	2,521
Miscellaneous	6,919
Total expenses	165,247
Less:
Expenses waived by Adviser	(39)
Net expenses	165,208
Net investment income	2,863,705
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments in unaffiliated issuers	(53,833)
Investments in affiliated issuers	(13,761)
Net realized loss	(67,594)
Net change in unrealized appreciation (depreciation) on investments	(134,067)
Net realized and unrealized loss	(201,661)
Net increase in net assets resulting from operations	$2,662,044

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS

Year Ended September 30, 2015

INVESTMENT INCOME:
Interest	$2,622,978
Dividends from securities of affiliated issuers	2,170
Total investment income	2,625,148
EXPENSES:
Fund accounting/administration fees	63,179
Professional fees	55,496
Transfer agent	12,660
Custodian fees	7,484
Trustees' fees*	5,066
Line of credit fees	2,521
Printing fees	310
Miscellaneous	7,321
Total expenses	154,037
Less:
Expenses waived by Adviser	(39)
Net expenses	153,998
Net investment income	2,471,150
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments in unaffiliated issuers	(37,699)
Investments in affiliated issuers	(13,761)
Net realized loss	(51,460)
Net change in unrealized appreciation (depreciation) on investments	(53,065)
Net realized and unrealized loss	(104,525)
Net increase in net assets resulting from operations	$2,366,625

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2015	September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,085,411	$2,069,765
Net realized loss on investments	(109,117)	(271,334)
Net change in unrealized appreciation (depreciation) on investments	(837,425)	(486,927)
Net increase in net assets resulting from operations	8,138,869	1,311,504

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,087,462)	(2,174,393)
Return of capital	–	(718,863)
Total distributions to shareholders	(9,087,462)	(2,893,256)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,290,324,999	958,995,001
Distributions reinvested	9,054,978	2,893,256
Cost of shares redeemed	(2,000,782,655)	(300,765,200)
Net increase from capital share transactions	298,597,322	661,123,057
Net increase in net assets	297,648,729	659,541,305

NET ASSETS:
Beginning of period	659,541,305	–
End of period	$957,190,034	$659,541,305

Distributions in excess of net investment income at end of period	$(2,601)	$–

CAPITAL SHARE ACTIVITY:
Shares sold	92,016,370	38,429,456
Shares issued from reinvestment of distributions	363,918	116,035
Shares redeemed	(80,391,740)	(12,062,885)
Net increase in shares	11,988,548	26,482,606

a Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2015	September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,355,061	$911,247
Net realized loss on investments	(42,792)	(128,981)
Net change in unrealized appreciation (depreciation) on investments	(642,135)	(265,472)
Net increase in net assets resulting from operations	3,670,134	516,794

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,355,509)	(951,943)
Return of Capital	–	(185,486)
Total distributions to shareholders	(4,355,509)	(1,137,429)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	490,200,000	340,650,000
Distributions reinvested	4,334,600	1,137,429
Cost of shares redeemed	(360,295,208)	(120,650,000)
Net increase from capital share transactions	134,239,392	221,137,429
Net increase in net assets	133,554,017	220,516,794

NET ASSETS:
Beginning of period	220,516,794	–
End of period	$354,070,811	$220,516,794

Undistributed net investment income at end of period	$5,352	$–

CAPITAL SHARE ACTIVITY:
Shares sold	19,696,513	13,653,606
Shares issued from reinvestment of distributions	174,201	45,600
Shares redeemed	(14,479,745)	(4,841,408)
Net increase in shares	5,390,969	8,857,798

a Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2015	September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,863,705	$771,549
Net realized loss on investments	(67,594)	(75,415)
Net change in unrealized appreciation (depreciation) on investments	(134,067)	(292,126)
Net increase in net assets resulting from operations	2,662,044	404,008

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,863,855)	(804,537)
Return of capital	–	(10,105)
Total distributions	(2,863,855)	(814,642)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	53,800,000	123,620,000
Distributions reinvested	2,863,855	814,642
Cost of shares redeemed	(22,797,962)	–
Net increase from capital share transactions	33,865,893	124,434,642
Net increase in net assets	33,664,082	124,024,008

NET ASSETS:
Beginning of period	124,024,008	–
End of period	$157,688,090	$124,024,008

Undistributed net investment income at end of period	$6,538	$–

CAPITAL SHARE ACTIVITY:
Shares sold	2,161,729	4,946,659
Shares issued from reinvestment of distributions	114,985	32,642
Shares redeemed	(916,807)	–
Net increase in shares	1,359,907	4,979,301

a Since commencement of operations: March 11, 2014.

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2015	September 30, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,471,150	$693,842
Net realized loss on investments	(51,460)	(64,558)
Net change in unrealized appreciation (depreciation) on investments	(53,065)	(300,859)
Net increase in net assets resulting from operations	2,366,625	328,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,469,637)	(693,842)
Return of capital	–	(30,508)
Total distributions	(2,469,637)	(724,350)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,900,000	125,560,000
Distributions reinvested	2,469,619	724,368
Cost of shares redeemed	(7,599,470)	(750,000)
Net increase from capital share transactions	2,770,149	125,534,368
Net increase in net assets	2,667,137	125,138,443

NET ASSETS:
Beginning of period	125,138,443	–
End of period	$127,805,580	$125,138,443

Undistributed net investment income at end of period	$7,765	$–

CAPITAL SHARE ACTIVITY:
Shares sold	317,330	5,026,364
Shares issued from reinvestment of distributions	99,131	29,038
Shares redeemed	(305,427)	(30,084)
Net increase in shares	111,034	5,025,318

a Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2015	Period Ended September 30, 2014a
Per Share Data
Net asset value, beginning of period	$24.90	$25.00
Income (loss) from investment operations:
Net investment incomeb	.28	.11
Net loss on investments (realized and unrealized)	(.02)	(.05)
Total from investment operations	.26	.06
Less distributions from:
Net investment income	(.28)	(.12)
Return of capital	-	(.04)
Total distributions	(.28)	(.16)
Net asset value, end of period	$24.88	$24.90

Total Return	1.06%	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$957,190	$659,541
Ratios to average net assets:
Net investment income	1.14%	0.82%
Total expensesc	0.04%	0.06%
Net expensesc,d	0.04%	0.05%
Portfolio turnover rate	46%	34%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2015	Period Ended September 30, 2014a
Per Share Data
Net asset value, beginning of period	$24.90	$25.00
Income (loss) from investment operations:
Net investment incomeb	.37	.16
Net loss on investments (realized and unrealized)	(.05)	(.06)
Total from investment operations	.32	.10
Less distributions from:
Net investment income	(.37)	(.17)
Return of capital	-	(.03)
Total distributions	(.37)	(.20)
Net asset value, end of period	$24.85	$24.90

Total Return	1.31%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$354,071	$220,517
Ratios to average net assets:
Net investment income	1.50%	1.19%
Total expensesc	0.07%	0.14%
Net expensesc,d	0.07%	0.12%
Portfolio turnover rate	55%	24%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2015	Period Ended September 30, 2014a
Per Share Data
Net asset value, beginning of period	$24.91	$25.00
Income from investment operations:
Net investment incomeb	.49	.22
Net loss on investments (realized and unrealized)	(.03)	(.08)
Total from investment operations	.46	.14
Less distributions from:
Net investment income	(.49)	(.23)
Return of capital	-	(.00 )*
Total distributions	(.49)	(.23)
Net asset value, end of period	$24.88	$24.91

Total Return	1.86%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$157,688	$124,024
Ratios to average net assets:
Net investment income (loss)	1.97%	1.55%
Total expenses c	0.11%	0.24%
Net expenses c,d	0.11%	0.21%
Portfolio turnover rate	33%	25%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.
*	Amount is less than $0.01

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Year Ended September 30, 2015	Period Ended September 30, 2014a
Per Share Data
Net asset value, beginning of period	$24.90	$25.00
Income (loss) from investment operations:
Net investment incomeb	.49	.21
Net loss on investments (realized and unrealized)	(.02)	(.09)
Total from investment operations	.47	.12
Less distributions from:
Net investment income	(.49)	(.21)
Return of capital	-	(.01)
Total distributions	(.49)	(.22)
Net asset value, end of period	$24.88	$24.90

Total Return	1.89%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,806	$125,138
Ratios to average net assets:
Net investment income	1.96%	1.53%
Total expensesc	0.12%	0.19%
Net expensesc,d	0.12%	0.16%
Portfolio turnover rate	41%	27%

a	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income per share was computed using average shares outstanding throughout the period.
c	Does not include expenses of the underlying funds in which the Fund invests.
d	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

At September 30, 2015, the Trust consisted of four separate funds. This report covers the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (each a “Fund” and together, the “Funds”).

Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments (“GI” or the “Investment Adviser”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as the distributor for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-traded Funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price. U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

NOTES TO FINANCIAL STATEMENTS

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2015.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

F. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

G. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended September 30, 2015, there were no earnings credits received.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure

NOTES TO FINANCIAL STATEMENTS

under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

RFS provides transfer agent services to each Fund for an annual fee of $12,000 per Fund.

RFS also provides accounting and administrative services to each Fund at an annual rate of 0.05% per Fund, based on the average daily net assets of each Fund.  Each Fund is subject to an annual minimum and maximum fee of $50,000 and $100,000, respectively.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to the Funds, as applicable, based on relative net assets.

If a Fund invests in an affiliated fund, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended September 30, 2015, the Funds waived fees and reimbursed other expenses as follows:

	Fee Waivers Attributable to
	Affiliated Fund Investments	Other Voluntary Fee Waivers
Guggenheim Strategy Fund I	$ 10,357	$ -
Guggenheim Strategy Fund II	4,208	-
Guggenheim Strategy Fund III	39	-
Guggenheim Variable Insurance Strategy Fund III	39	-

3. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015:

NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim Strategy Fund I
Commercial Paper	$-	$269,919,657	$-	$269,919,657
Asset Backed Securities	-	207,752,197	-	207,752,197
U.S. Government Securities	-	135,986,948	-	135,986,948
Federal Agency Discount Notes	-	135,193,766	-	135,193,766
Collateralized Mortgage Obligations	-	122,177,978	-	122,177,978
Corporate Bonds	-	68,149,503	21,504,516	89,654,019
Money Market Instruments	626,264	-	-	626,264
Total	$626,264	$939,180,049	$21,504,516	$961,310,829
Guggenheim Strategy Fund II
Asset Backed Securities	$-	$188,459,717	$-	$188,459,717
Collateralized Mortgage Obligations	-	78,613,031	-	78,613,031
Corporate Bonds	-	31,129,136	9,251,943	40,381,079
Commercial Paper	-	22,597,532	-	22,597,532
U.S. Government Securities	-	12,000,220	-	12,000,220
Federal Agency Discount Notes	-	6,499,940	-	6,499,940
Repurchase Agreements	-	5,651,000	-	5,651,000
Money Market Instruments	1,760,849	-	-	1,760,849
Total	$1,760,849	$344,950,576	$9,251,943	$355,963,368
Guggenheim Strategy Fund III
Asset Backed Securities	$-	$90,522,946	$-	$90,522,946
Collateralized Mortgage Obligations	-	38,742,117	-	38,742,117
Corporate Bonds	-	17,068,901	5,001,050	22,069,951
Repurchase Agreements	-	2,036,000	-	2,036,000
Senior Floating Rate Interests	-	1,871,405	-	1,871,405
Commercial Paper	-	1,199,989	-	1,199,989
U.S. Government Securities	-	500,005	-	500,005
Money Market Instruments	363,306	-	-	363,306
Total	$363,306	$151,941,363	$5,001,050	$157,305,719
Guggenheim Variable Insurance Strategy Fund III
Asset Backed Securities	$-	$76,328,755	$-	$76,328,755
Collateralized Mortgage Obligations	-	27,330,913	-	27,330,913
Corporate Bonds	-	14,908,080	4,250,893	19,158,973
Senior Floating Rate Interests	-	2,306,989	-	2,306,989
Repurchase Agreements	-	1,956,000	-	1,956,000
Money Market Instruments	435,879	-	-	435,879
Total	$435,879	$122,830,737	$4,250,893	$127,517,509

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines classify these indicative quoted securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of the significant unobservable input used in the fair valuations of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 9/30/15	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund I	Corporate Bonds	$21,504,516	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund II	Corporate Bonds	9,251,943	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Corporate Bonds	5,001,050	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Variable Insurance Strategy Fund III	Corporate Bonds	4,250,893	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the period.

The transfers in and out of the valuation levels as of September 30, 2015, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim Strategy Fund I
Transfers from Level 3 to Level 2
Asset Backed Securities	$6,772,973
Collateralized Mortgage Obligations	33,151,876
Total Transfers from Level 3 to Level 2	$39,924,849
Guggenheim Strategy Fund II
Transfers from Level 3 to Level 2
Asset Backed Securities	$1,842,572
Collateralized Mortgage Obligations	9,031,389
Corporate Bonds	1,615,734
Total Transfers from Level 3 to Level 2	$12,489,695
Guggenheim Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$995,985
Collateralized Mortgage Obligations	7,765,411
Corporate Bonds	1,263,588
Total Transfers from Level 3 to Level 2	$10,024,984
Guggenheim Variable Insurance Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$995,985
Collateralized Mortgage Obligations	7,829,809
Corporate Bonds	1,139,300
Total Transfers from Level 3 to Level 2	$9,965,094

The transfers from Level 3 to Level 2 were due to the availability of market price information for each respective security as of September 30, 2015.

NOTES TO FINANCIAL STATEMENTS

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$7,302,742	$38,913,236	$12,850,000	$59,065,978
Paydowns Received	(528,661)	(5,896,459)	-	(6,425,120)
Change in Unrealized Gain/Loss	(1,108)	135,099	4,516	138,507
Purchases	-	-	21,500,000	21,500,000
Sales/Maturities	-	-	(12,850,000)	(12,850,000)
Transfers Out of Level 3	(6,772,973)	(33,151,876)	-	(39,924,849)
Ending Balance	$-	$-	$21,504,516	$21,504,516
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015	$-	$-	$4,516	$4,516
Guggenheim Strategy Fund II
Assets:
Beginning Balance	$5,794,850	$10,772,448	$2,234,832	$18,802,130
Paydowns Received	-	(1,801,933)	(654,535)	(2,456,468)
Realized Gain/Loss	2,616	-	-	2,616
Change in Unrealized Gain/Loss	(7,588)	60,874	37,380	90,666
Purchases	-	-	9,250,000	9,250,000
Sales/Maturities	(3,947,306)	-	-	(3,947,306)
Transfers out of Level 3	(1,842,572)	(9,031,389)	(1,615,734)	(12,489,695)
Ending Balance	$-	$-	$9,251,943	$9,251,943
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015	$-	$-	$1,943	$1,943
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$3,741,725	$9,327,160	$1,747,753	$14,816,638
Paydowns Received	-	(1,621,808)	(511,880)	(2,133,688)
Realized Gain/Loss	3,270	-	-	3,270
Change in Unrealized Gain/Loss	(2,677)	60,059	28,765	86,147
Purchases	-	-	5,000,000	5,000,000
Sales	(2,746,333)	-	-	(2,746,333)
Transfers out of Level 3	(995,985)	(7,765,411)	(1,263,588)	(10,024,984)
Ending Balance	$-	$-	$5,001,050	$5,001,050
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015	$-	$-	$1,050	$1,050

NOTES TO FINANCIAL STATEMENTS

Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$3,443,015	$9,377,776	$1,575,843	$14,396,634
Paydowns Received	-	(1,605,683)	(461,531)	(2,067,214)
Realized Gain/Loss	2,834	-	-	2,834
Change in Unrealized Gain/Loss	(2,782)	57,716	25,881	80,815
Purchases	-	-	4,250,000	4,250,000
Sales/Maturities	(2,447,082)	-	-	(2,447,082)
Transfers Out of Level 3	(995,985)	(7,829,809)	(1,139,300)	(9,965,094)
Ending Balance	$-	$-	$4,250,893	$4,250,893
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015	$-	$-	$893	$893

4. Federal Income Tax Information

The Funds intend to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

As of September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Guggenheim Strategy Fund I	$962,635,181	$223,678	$(1,548,030)	$(1,324,352)
Guggenheim Strategy Fund II	356,870,975	296,579	(1,204,186)	(907,607)
Guggenheim Strategy Fund III	157,731,912	252,928	(679,121)	(426,193)
Guggenheim Variable Insurance Strategy Fund III	127,871,433	221,758	(575,682)	(353,924)

Tax components of accumulated earnings (accumulated losses) as of September 30, 2015, were as follows:

Fund	Undistributed Ordinary Income	Net Unrealized Depreciation	Accumulated Capital and Other Losses	Other Temporary Differences
Guggenheim Strategy Fund I	$632,849	$(1,324,352)	$(484,529)	$(635,450)
Guggenheim Strategy Fund II	5,352	(907,607)	(218,269)	-
Guggenheim Strategy Fund III	272,899	(426,193)	(182,685)	(266,361)
Guggenheim Variable Insurance Strategy Fund III	214,169	(353,924)	(122,270)	(206,404)

Distributions to Shareholders:

The tax character of distributions paid during the year ended September 30, 2015, was as follows:

Fund	Ordinary Income	Return of Capital	Total Distributions
Guggenheim Strategy Fund I	$9,087,462	$-	$9,087,462
Guggenheim Strategy Fund II	4,355,509	-	4,355,509
Guggenheim Strategy Fund III	2,863,855	-	2,863,855
Guggenheim Variable Insurance Strategy Fund III	2,469,637	-	2,469,637

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions paid during the year ended September 30, 2014, was as follows:

Fund	Ordinary Income	Return of Capital	Total Distributions
Guggenheim Strategy Fund I	$2,174,393	$718,863	$2,893,256
Guggenheim Strategy Fund II	951,943	185,486	1,137,429
Guggenheim Strategy Fund III	804,537	10,105	814,642
Guggenheim Variable Insurance Strategy Fund III	693,842	30,508	724,350

As of September 30, 2015, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the inherent differences between book and tax treatment of paydown gains (losses) and net investment losses.  Net investment income, net realized gains and net assets were not affected by these changes.

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
Guggenheim Strategy Fund I	$-	$(550)	$550
Guggenheim Strategy Fund II	-	5,800	(5,800)
Guggenheim Strategy Fund III	-	6,688	(6,688)
Guggenheim Variable Insurance Strategy Fund III	-	6,252	(6,252)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of September 30, 2015, capital loss carryforwards for the Funds were as follows:

	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim Strategy Fund I	$(484,529)	$-	$(484,529)
Guggenheim Strategy Fund II	(215,715)	(2,554)	(218,269)
Guggenheim Strategy Fund III	(151,023)	(31,662)	(182,685)
Guggenheim Variable Insurance Strategy Fund III	(90,205)	(32,065)	(122,270)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended September 30, 2015, there were no capital loss carryforward amounts used.

5. Securities Transactions
For the year ended September 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$302,710,664	$232,377,357
Guggenheim Strategy Fund II	249,935,391	136,927,618
Guggenheim Strategy Fund III	76,257,711	45,145,809
Guggenheim Variable Insurance Strategy Fund III	48,623,402	48,519,671

6. Affiliated Transactions

The Guggenheim Strategy Fund I had the following transactions with affiliated funds during the year ended September 30, 2015;

	Share Activity				For the year ended September 30, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 9/30/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	732,600	-	732,600	-	$ -	$ 51,575

Affiliated funds accounted for $(180,423) of the net realized loss on investments and $80,586 of the change in net unrealized appreciation (depreciation) on investments during the period.

The Guggenheim Strategy Fund II had the following transactions with affiliated funds during the year ended September 30, 2015;

	Share Activity				For the year ended September 30, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 9/30/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	297,619	-	297,619	-	$ -	$ 20,952

Affiliated funds accounted for $(73,297) of the net realized gain on investments and $32,738 of the change in net unrealized appreciation (depreciation) on investments during the period.

The Guggenheim Strategy Fund III had the following transactions with affiliated funds during the year ended September 30, 2015;

	Share Activity				For the year ended September 30, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 9/30/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	137,363	-	137,363	-	$ -	$ 2,170

Affiliated funds accounted for $(13,761) of the net realized loss on investments and $ 15,110 of the change in net unrealized appreciation (depreciation) on investments during the period.

The Guggenheim Variable Insurance Strategy Fund III had the following transactions with affiliated funds during the year ended September 30, 2015;

	Share Activity				For the year ended September 30, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 9/30/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	137,363	-	137,363	-	$ -	$ 2,170

Affiliated funds accounted for ($13,761) of the net realized loss on investments and $15,110 of the change in net unrealized appreciation (depreciation) on investments during the year.

7. Repurchase Agreements

Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of September 30, 2015, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 1.69%, Open Maturity	$610,000	$610,000	Detroit MI Water Supply System Revenue, 5.00%, 07/01/20	$605,000	$674,575
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 1.69%, Open Maturity	421,000	421,000	Detroit MI Water & Sewerage Department System Revenue, 5.25%, 07/01/27	425,000	452,306
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 1.69%, Open Maturity	574,000	574,000	Detroit MI Water Supply System Revenue, 5.00%, 07/01/19	575,000	634,513
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 1.69%, Open Maturity	304,000	304,000	Detroit MI Water Supply System Revenue, 5.25%, 07/01/27	310,000	338,365
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 3.20% due 10/01/15	983,000	986,146	Centx CDO X Ltd., 12/15/17*	3,333,333	1,962,096
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 2.70% due 10/01/15	1,425,000	1,428,848	Puerto Rico Commonwealth, 5.50%, 07/01/19	2,950,000	2,094,471
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 3.20% due 10/28/15	1,334,000	1,338,150	Nomad, Inc., 01/15/25*	5,335,000	4,534,750
Guggenheim Strategy Fund III	Jefferies & Company, Inc. 1.69%, Open Maturity	1,839,000	1,839,000	Detroit MI Water Supply System Revenue, 5.25%, 07/01/27	1,875,000	2,046,563
Guggenheim Strategy Fund III	Jefferies & Company, Inc. 3.20% due 10/01/15	197,000	197,630	Centx 2005-10A, 12/15/17*	666,666	392,419
Guggenheim Variable Insurance Strategy Fund III	Jefferies & Company, Inc. 1.69%, Open Maturity	697,000	697,000	Detroit MI Water Supply System Revenue, 5.25%, 07/01/27	710,000	774,965
Guggenheim Variable Insurance Strategy Fund III	Jefferies & Company, Inc. 1.69%, Open Maturity	554,000	554,000	Detroit MI Water & Sewerage Department System Revenue, 5.00%, 07/01/23	550,000	619,080
Guggenheim Variable Insurance Strategy Fund III	Jefferies & Company, Inc. 1.69%, Open Maturity	395,000	395,000	Detroit MI Water Supply System Revenue, 5.00%, 07/01/19	395,000	435,883
Guggenheim Variable Insurance Strategy Fund III	Jefferies & Company, Inc. 3.20% due 10/28/15	310,000	310,964	Nomad CLO Ltd., 01/15/25*	1,241,000	1,054,850
* Residual interest.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred.  There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.  The Funds’ Investment Adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

8. Line of credit

The Trust participates in a committed credit facility in the amount of $625,000,000 between a syndicated group led by Citibank, N.A.  This line of credit is reserved for emergency or temporary purposes.  Fees related to borrowings, if any, vary under this arrangement between the greater of LIBOR and the Fed Funds rate, plus 1.25%.  The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.  The Trust did not have any borrowings under this agreement as of or for the year ended September 30, 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Guggenheim Strategy Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Guggenheim Strategy Funds Trust (comprised of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III) (the “Funds”) as of September 30, 2015, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period March 11, 2014 (commencement of operations) to September 30, 2014.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian, brokers, and paying agents or by other appropriate auditing procedures where replies from brokers or paying agents were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Guggenheim Strategy Funds Trust at September 30, 2015, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended  and the period March 11, 2014 (commencement of operations) to September 30, 2014, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
November 25, 2015

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2015.

The Trust's investment income(dividend income plus short-term gains, if any) qualifies as follows:

Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Dividend
Fund	received deduction
Guggenheim Strategy Fund I	0.57%
Guggenheim Strategy Fund II	0.48%
Guggenheim Strategy Fund III	0.08%
Guggenheim Variable Insurance Strategy Fund III	0.09%

Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Qualified
Fund	dividend income
Guggenheim Strategy Fund I	0.57%
Guggenheim Strategy Fund II	0.48%
Guggenheim Strategy Fund III	0.08%
Guggenheim Variable Insurance Strategy Fund III	0.09%

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending September 30, 2015, the Fund had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively:

		Qualified
Fund	Qualified	short-term
Guggenheim Strategy Fund I	61.34%	0.00%
Guggenheim Strategy Fund II	66.25%	0.00%
Guggenheim Strategy Fund III	65.20%	0.00%
Guggenheim Variable Insurance Strategy Fund III	64.32%	0.00%

Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.

The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2013	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2013	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2013	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2013	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2013	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2013	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2013	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).

SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2013	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2013	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

SUPPLEMENTAL INFORMATION (Unaudited)

Principal Executive Officers

The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2013
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden (1965)	Vice President	Since 2013
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2013	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2013
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2013
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013
Current:  CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present).  Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former:  CCO, Guggenheim Distributors, LLC (2009- 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013
Current:  AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former:  AML Officer, Guggenheim Distributors, LLC (2013- 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2013
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration,  Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2013
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group, LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

SUPPLEMENTAL INFORMATION (Unaudited)

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2013
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*   The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

APPROVAL OF ADVISORY AGREEMENTS – STRATEGY FUNDS TRUST

The Guggenheim Strategy Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a portfolio of securities and other assets (each, a “Fund” and collectively, the “Funds”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as each Fund’s investment adviser pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GPIM (the “Advisory Agreement”).  (Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.”) Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM is responsible for providing each Fund with investment research, advice and supervision and arranging for the purchase of securities for, and the sale of securities held in, each Fund’s portfolio and provides certain personnel and facilities for the Trust in connection with such services.

At a meeting held on November 11, 2013, the Board, including all of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”), approved the Advisory Agreement for an initial term of two years.  Following an initial two-year term, the Advisory Agreement may continue in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Independent Trustees casting votes in person at a meeting called for such purpose.  Although the Advisory Agreement, absent further action by the Board and the Independent Trustees, will not expire until November 2015, the Trustees determined to consider the renewal of the Advisory Agreement in May 2015, in order to align their consideration of the Advisory Agreement on a uniform schedule with the other registered investment companies for which GPIM or an affiliate serves as investment adviser and are overseen by the Board (“Guggenheim Funds”), in furtherance of economical and effective governance of the Funds.  Accordingly, at meetings held in person on April 29, 2015 (the “April Meeting”) and on May 19, 2015 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement.  As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”).  Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts.  In this connection, Independent Legal Counsel advised the Committee of:  (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Trustees should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission.  The Committee took into account various materials received from Guggenheim and Independent Legal Counsel.  Recognizing that the evaluation process with respect to the services provided by GPIM is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and also received by the full Board) throughout the year regarding performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities.  The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons.  Guggenheim prepared a presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Independent Trustees.  In addition, Guggenheim made a presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Independent Legal Counsel.  Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, Guggenheim provided:  (i) staffing reports and biographies of those key personnel of Guggenheim providing services to the Guggenheim Funds (including the Funds); (ii) descriptions of various services performed by Guggenheim for the Guggenheim Funds, including the provision of a continuous investment program for each Fund, monitoring compliance with Fund investment strategies and statutory requirements, reviewing trading processes and conducting investment performance analyses; (iii) information regarding compliance and regulatory history for GPIM, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by GPIM.  In addition, Guggenheim’s response included information comparing the investment performance and total net expense ratio of each Fund to other funds, financial information for Guggenheim Investments, and certain information about Guggenheim’s insurance policies, business continuity plan, proxy voting procedures, trade allocation, shareholder communications and compliance monitoring, among other things.

In analyzing and discussing the data presented in the FUSE reports, the Committee took into account the challenges that exist in developing appropriate peer groups for the Funds, the shares of which are not, and are not expected to be, registered under the Securities Act of 1933, as amended (the “1933 Act”) because such shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.  In this connection, only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.  The Committee assessed the data provided in the FUSE reports in light of the foregoing challenges.

The Committee considered the foregoing Contract Materials in the context of its substantial accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel.  Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for a 12-month term with respect to the Funds listed in Appendix A.

Nature, Extent and Quality of Services Provided by the Adviser:  With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing compliance oversight.  In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions and departures in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser.  The Committee also considered the Adviser’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-l under the 1940 Act.  In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm’s Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization’s risk management infrastructure and critical activities.  The Committee also considered Guggenheim’s other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all Guggenheim Funds, including the Funds, such as efforts to consolidate compliance manuals and align processes of the Funds with those of other Funds managed by the Advisers or another Guggenheim affiliate.  In addition, in connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the accounting agent, administrator, custodian and other service providers to the Funds.

The Committee also noted the distinctive nature of the Funds, which are operated as underlying investment options to other funds and accounts managed by Guggenheim Investments as part of a specific investment strategy for the investing funds and accounts, and that the Funds are not publicly offered as a separate investment product.

With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning Guggenheim Investments’ holding company, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”).  (The Committee received the audited consolidated financial statements of GPIMH once available following the April Meeting and the audited financial statements of GPIM once available following the May Meeting.)

The Committee also considered the acceptability of the terms of the Advisory Agreement (including the scope of services required to be performed by the Adviser).  Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of the Adviser’s quality of performance of its duties through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Investment Advisory Agreement with respect to the Funds.

Investment Performance:  The Committee considered the Funds’ investment performance by reviewing the Funds’ total returns for the three-month period ended December 31, 2014, noting that the Funds did not commence operations until March 2014.  The Committee compared each Fund’s performance to the performance of a benchmark, the Barclays Capital U.S. 1-3 Month Treasury Bill Index, and a peer group of other ultra-short institutional bond funds (or institutional class) identified by FUSE for the same time period, as well as against a broader performance universe of comparable funds also identified by FUSE.  The Committee noted that each Fund’s investment results were consistent with its investment objective to seek a high level of income consistent with preservation of capital.  The Committee observed that each Fund outperformed the average and median returns of its peer group and its benchmark for the three-month period ended December 31, 2014.  The Committee also observed that Guggenheim Strategy Fund I ranked in the 17th percentile of its performance universe and each of Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III ranked in the 2nd percentile of its respective performance universe.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds:  The Committee considered that pursuant to the Advisory Agreement the Funds do not pay the Adviser an advisory fee in return for providing investment advisory services.  As to the expense ratio, the Committee compared each Fund’s total net expense ratio to the peer group of funds and noted each Fund’s percentile rankings in this regard.  The Committee also reviewed the average and median expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses and fee waivers/reimbursements) of the peer group of funds.  Each Fund’s total net expense ratio was below the average and median expense ratios of the peer group.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee took into account the investment advisory services provided by the Adviser for the Funds and the absence of an advisory fee for such services. Consequently, the Adviser receives no revenues under the Investment Advisory Agreement. The Committee considered that, although the Funds were not subject to an advisory fee, the Adviser may be deemed to benefit indirectly from arrangements whereby an affiliate, Rydex Fund Services, LLC (“RFS”), receives fees from the Funds for  (i) providing certain administrative and accounting services pursuant to a fund accounting and administration agreement, and (ii) maintaining the books and records of the Funds’ shareholders pursuant to a transfer agency agreement.  In this connection, the Committee considered the fee paid by the Funds for fund accounting and fund administration, as set forth in the FUSE report. The Committee also noted the presentation at the April Meeting by the Chief Financial Officer of Guggenheim Investments and the unaudited financial information included in the Contract Materials concerning the gross revenue, expenses and net income attributable to RFS, including the year over year change. (RFS is a subsidiary of Rydex Holdings, LLC and an indirect subsidiary of GPIMH.)

Based on all of the information provided and its review, the Committee determined that Guggenheim Investments’ profitability from its relationship with the Funds was not unreasonable.

Economies of Scale:  The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as the Funds assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders.  In light of the Funds’ limited operating history, the expenses absorbed by the Adviser in providing services to the Funds and the absence of an advisory fee, the Committee determined that there were no economies of scale to be shared between the Trust and GPIM.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fee structure is fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interests of each Fund.  In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors.  At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for a 12-month term.  Thereafter, on May 20, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional 12-month term.

APPENDIX A

Guggenheim Strategy Funds Trust

•	Guggenheim Strategy Fund I
•	Guggenheim Strategy Fund II
•	Guggenheim Strategy Fund III
•	Guggenheim Variable Insurance Strategy Fund III

TRUST INFORMATION

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Partners Investment Management, LLC
Donald A. Chubb, Jr.	Santa Monica, CA
Jerry B. Farley
Donald C. Cacciapaglia*	Distributor
Roman Friedrich III	Guggenheim Funds Distributors, LLC
Robert B. Karn III	Rockville, MD
Ronald A. Nyberg
Maynard F. Oliverius	Accounting Agent, Administrator and Transfer Agent
Ronald E. Toupin, Jr., Chairman	Rydex Fund Services, LLC
Rockville, MD
*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.
Custodian The Bank of New York Mellon Corp. New York, NY

Principal Executive Officers	Legal Counsel
Donald C. Cacciapaglia	Dechert LLP
President and Chief Executive Officer	New York, NY

Amy J. Lee	Independent Registered Public
Vice President and Chief Legal Officer	Accounting Firm
Ernst & Young LLP
Mark E. Mathiasen	McLean, VA
Secretary

Elisabeth Miller
Chief Compliance Officer

Alison Santay
AML Officer

John L. Sullivan
Chief Financial Officer and Treasurer

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Partners Investment Management, LLC employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

TRUST INFORMATION

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)           (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Robert B. Karn III.  Mr. Karn qualifies as an audit committee financial expert by virtue of his experience as a managing partner in a public accounting firm, which included an understanding of generally accepted accounting principles (“GAAP”) in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of financial statements using GAAP.

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $132,910 and $116,400 for the year ended September 30, 2015 and the period ending September 30, 2014, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the year ended September 30, 2015 and the period ending September 30, 2014, respectively.

The registrant’s principal accountant did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $30,239 and $26,112 for the year ended September 30, 2015 and the period ending September 30, 2014, respectively.

The registrant’s principal accountant did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs 4(a) through 4(c) of this Item were $0 and $0 for the year ended September 30, 2015 and the period ending September 30, 2014, respectively.

The registrant’s principal accountant did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee’s revised Audit

Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

V.B.2.Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following (collectively, “Identified Services”):

              Audit Services

•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services

•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services

•	Recurring tax services:
o	Preparation of Federal and state income tax returns, including extensions
o	Preparation of calculations of taxable income, including fiscal year tax designations
o	Preparation of annual Federal excise tax returns (if applicable)
o	Preparation of calendar year excise distribution calculations
o	Calculation of tax equalization on an as-needed basis
o	Preparation of the estimated excise distribution calculations on an as-needed basis
o	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o	Provision of tax compliance services in India for Funds with direct investments in India
o	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes
•	Permissible non-recurring tax services upon request:
o	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards
o	Assistance with calendar year shareholder reporting designations on Form 1099

o	Assistance with corporate actions and tax treatment of complex securities and structured products
o	Assistance with IRS ruling requests and calculation of deficiency dividends
o	Conduct training sessions for the Adviser’s internal tax resources
o	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o	RIC qualification reviews
o	Tax distribution analysis and planning
o	Tax authority examination services
o	Tax appeals support services
o	Tax accounting methods studies
o	Fund merger, reorganization and liquidation support services
o	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c)
For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e)
All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter.  The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f)
The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular quarterly meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

V.B.3.  Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           Not applicable.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $68,824 and $62,862 for the year ended September 30, 2015 and the period ending September 30, 2014, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a) The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the registrant is composed of Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.

(b) Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics for Chief Executive and Senior Financial Officers.

 (a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:  /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    President and Chief Executive Officer

Date:    November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    President and Chief Executive Officer

Date:   November 27, 2015

By:  /s/ John L. Sullivan

Name:  John L. Sullivan

Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   November 27, 2015